United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gregory J. Stumm, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2024

Date of reporting period: July 31, 2024

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 54.48%
Communication Services - 3.31%
Entertainment - 0.61%
Electronic Arts, Inc.	3,159	$476,820
Warner Bros Discovery, Inc.A	24,999	216,241

		693,061

Interactive Media & Services - 1.11%
Alphabet, Inc., Class A	7,376	1,265,279

Media - 1.59%
Comcast Corp., Class A	37,119	1,531,901
Omnicom Group, Inc.	1,786	175,099
Paramount Global, Class B	8,500	97,070

		1,804,070

Total Communication Services		3,762,410

Consumer Discretionary - 4.87%
Automobile Components - 1.14%
Adient PLCA	3,332	85,832
Aptiv PLCA	14,795	1,026,625
BorgWarner, Inc.	5,200	183,612

		1,296,069

Automobiles - 0.92%
General Motors Co.	23,642	1,047,813

Hotels, Restaurants & Leisure - 2.21%
Aramark	20,153	690,643
Booking Holdings, Inc.	43	159,746
Carnival Corp.A	38,908	648,207
Las Vegas Sands Corp.	18,076	717,075
Wynn Resorts Ltd.	3,693	305,854

		2,521,525

Specialty Retail - 0.60%
Lithia Motors, Inc.	2,465	681,154

Total Consumer Discretionary		5,546,561

Consumer Staples - 1.82%
Beverages - 0.56%
Keurig Dr Pepper, Inc.	18,684	640,487

Food Products - 0.37%
Conagra Brands, Inc.	8,400	254,688
Kraft Heinz Co.	4,700	165,487

		420,175

Tobacco - 0.89%
Philip Morris International, Inc.	8,791	1,012,372

Total Consumer Staples		2,073,034

Energy - 6.19%
Energy Equipment & Services - 1.75%
Baker Hughes Co.	9,400	363,968
Halliburton Co.	22,854	792,577
NOV, Inc.	32,100	668,322

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 54.48% (continued)
Energy - 6.19% (continued)
Energy Equipment & Services - 1.75% (continued)
Schlumberger NV	3,500	$169,015

		1,993,882

Oil, Gas & Consumable Fuels - 4.44%
APA Corp.	33,614	1,048,421
Exxon Mobil Corp.	8,675	1,028,768
Hess Corp.	4,392	673,820
Marathon Oil Corp.	11,531	323,444
Murphy Oil Corp.	3,500	144,830
Ovintiv, Inc.	9,700	450,468
Phillips 66	4,881	710,088
Shell PLC, ADR	9,235	676,187

		5,056,026

Total Energy		7,049,908

Financials - 11.67%
Banks - 5.03%
Bank of America Corp.	6,700	270,077
Citigroup, Inc.	19,557	1,268,858
Citizens Financial Group, Inc.	13,468	574,680
First Citizens BancShares, Inc., Class A	95	198,330
M&T Bank Corp.	2,283	393,064
Truist Financial Corp.	6,000	268,140
U.S. Bancorp	23,861	1,070,882
Wells Fargo & Co.	28,283	1,678,313

		5,722,344

Capital Markets - 1.33%
Bank of New York Mellon Corp.	7,715	502,015
Goldman Sachs Group, Inc.	697	354,794
State Street Corp.	7,676	652,230

		1,509,039

Consumer Finance - 0.85%
American Express Co.	2,263	572,629
Capital One Financial Corp.	1,200	181,680
Discover Financial Services	1,500	215,985

		970,294

Financial Services - 1.73%
Corebridge Financial, Inc.	11,400	336,870
Fidelity National Information Services, Inc.	21,191	1,628,105

		1,964,975

Insurance - 2.73%
Allstate Corp.	3,784	647,518
American International Group, Inc.	16,677	1,321,319
Hartford Financial Services Group, Inc.	6,200	687,704
Willis Towers Watson PLC	1,611	454,753

		3,111,294

Total Financials		13,277,946

Health Care - 8.39%
Health Care Equipment & Supplies - 1.74%
GE HealthCare Technologies, Inc.	7,587	642,088
Medtronic PLC	14,570	1,170,262

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 54.48% (continued)
Health Care - 8.39% (continued)
Health Care Equipment & Supplies - 1.74% (continued)
Zimmer Biomet Holdings, Inc.	1,572	$175,042

		1,987,392

Health Care Providers & Services - 4.56%
Centene Corp.A	6,260	481,519
Cigna Group	1,000	348,670
CVS Health Corp.	12,730	768,001
Elevance Health, Inc.	3,549	1,888,174
HCA Healthcare, Inc.	970	352,159
Humana, Inc.	650	235,047
Labcorp Holdings, Inc.	800	172,352
UnitedHealth Group, Inc.	1,640	944,902

		5,190,824

Life Sciences Tools & Services - 0.59%
Avantor, Inc.A	24,978	668,162

Pharmaceuticals - 1.50%
GSK PLC, ADR	3,854	149,420
Merck & Co., Inc.	6,086	688,509
Sanofi SA, ADR	16,711	865,797

		1,703,726

Total Health Care		9,550,104

Industrials - 5.97%
Aerospace & Defense - 0.93%
Boeing Co.A	2,100	400,260
General Dynamics Corp.	600	179,226
RTX Corp.	4,100	481,709

		1,061,195

Air Freight & Logistics - 0.62%
FedEx Corp.	2,330	704,242

Building Products - 0.62%
Johnson Controls International PLC	9,853	704,884

Construction & Engineering - 0.37%
AECOM	3,155	285,875
Fluor Corp.A	2,800	134,680

		420,555

Electrical Equipment - 0.70%
Vertiv Holdings Co.	10,087	793,847

Ground Transportation - 0.70%
JB Hunt Transport Services, Inc.	2,983	516,506
Norfolk Southern Corp.	1,100	274,516

		791,022

Machinery - 1.48%
CNH Industrial NV	31,380	334,197
Cummins, Inc.	1,652	482,054
PACCAR, Inc.	3,058	301,702
Stanley Black & Decker, Inc.	3,811	402,518

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 54.48% (continued)
Industrials - 5.97% (continued)
Machinery - 1.48% (continued)
Timken Co.	1,900	$165,205

		1,685,676

Professional Services - 0.55%
Jacobs Solutions, Inc.	4,295	628,573

Total Industrials		6,789,994

Information Technology - 5.84%
Communications Equipment - 1.02%
F5, Inc.A	5,700	1,160,748

Electronic Equipment, Instruments & Components - 0.43%
Corning, Inc.	3,735	149,437
TE Connectivity Ltd.	2,208	340,761

		490,198

IT Services - 0.46%
Cognizant Technology Solutions Corp., Class A	6,917	523,479

Semiconductors & Semiconductor Equipment - 2.08%
Broadcom, Inc.	6,970	1,119,940
Micron Technology, Inc.	1,600	175,712
QUALCOMM, Inc.	5,932	1,073,395

		2,369,047

Software - 1.85%
Oracle Corp.	7,603	1,060,238
Workday, Inc., Class AA	4,600	1,044,752

		2,104,990

Total Information Technology		6,648,462

Materials - 2.93%
Chemicals - 2.23%
Air Products & Chemicals, Inc.	4,167	1,099,463
Axalta Coating Systems Ltd.A	19,851	707,688
DuPont de Nemours, Inc.	3,773	315,800
Olin Corp.	9,100	415,051

		2,538,002

Construction Materials - 0.70%
CRH PLC	9,302	797,182

Total Materials		3,335,184

Real Estate - 1.05%
Specialized REITs - 1.05%
Public Storage	1,698	502,472
VICI Properties, Inc.	22,274	696,285

		1,198,757

Total Real Estate		1,198,757

Utilities - 2.44%
Electric Utilities - 2.14%
Entergy Corp.	9,294	1,077,825
Pinnacle West Capital Corp.	8,150	697,559

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 54.48% (continued)
Utilities - 2.44% (continued)
Electric Utilities - 2.14% (continued)
PPL Corp.	22,347	$664,153

		2,439,537

Multi-Utilities - 0.30%
Dominion Energy, Inc.	6,400	342,144

Total Utilities		2,781,681

Total Common Stocks (Cost $42,363,363)		62,014,041

FOREIGN COMMON STOCKS - 4.39%
Communication Services - 0.52%
Wireless Telecommunication Services - 0.21%
Vodafone Group PLC, ADRB	25,932	242,724

Media - 0.31%
WPP PLC, ADRB	7,200	348,048

Total Communication Services		590,772

Consumer Discretionary - 0.53%
Automobile Components - 0.53%
Magna International, Inc.	13,604	603,609

Consumer Staples - 0.82%
Beverages - 0.22%
Anheuser-Busch InBev SA, ADRB	4,200	249,900

Personal Products - 0.60%
Unilever PLC, ADR	11,140	683,996

Total Consumer Staples		933,896

Energy - 1.09%
Oil, Gas & Consumable Fuels - 1.09%
Cenovus Energy, Inc.	10,700	215,391
Enbridge, Inc.	27,429	1,026,393

		1,241,784

Total Energy		1,241,784

Financials - 0.44%
Banks – 0.44%
Bank of Nova Scotia	10,606	494,982

Information Technology - 0.99%
Communications Equipment - 0.99%
Telefonaktiebolaget LM Ericsson, ADRB	163,920	1,129,409

Total Foreign Common Stocks (Cost $4,610,310)		4,994,452

	Principal Amount
CORPORATE OBLIGATIONS - 12.27%
Basic Materials - 0.05%
Chemicals - 0.05%
EIDP, Inc., 1.700%, Due 7/15/2025	$55,000	53,197

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 12.27% (continued)
Communications - 1.32%
Internet - 0.42%
Amazon.com, Inc.,
1.200%, Due 6/3/2027	$250,000	$228,483
4.650%, Due 12/1/2029	250,000	253,016

		481,499

Media - 0.59%
Charter Communications Operating LLC/Charter Communications Operating Capital,
6.550%, Due 6/1/2034	145,000	148,224
6.484%, Due 10/23/2045	250,000	235,540
5.750%, Due 4/1/2048	50,000	43,090
Comcast Corp., 6.550%, Due 7/1/2039	217,000	243,239

		670,093

Telecommunications - 0.31%
AT&T, Inc.,
3.800%, Due 12/1/2057	70,000	50,134
3.650%, Due 9/15/2059	175,000	120,565
Verizon Communications, Inc., 4.329%, Due 9/21/2028	180,000	177,691

		348,390

Total Communications		1,499,982

Consumer, Cyclical - 1.05%
Airlines - 0.05%
American Airlines Pass-Through Trust, 3.150%, Due 8/15/2033, 2019 1 Series AA	66,555	60,686

Entertainment - 0.20%
Warnermedia Holdings, Inc.,
5.050%, Due 3/15/2042	150,000	117,855
5.391%, Due 3/15/2062	150,000	112,029

		229,884

Home Furnishings - 0.10%
Whirlpool Corp., 5.150%, Due 3/1/2043	125,000	111,467

Retail - 0.70%
Home Depot, Inc., 2.950%, Due 6/15/2029	500,000	465,446
Walmart, Inc.,
2.375%, Due 9/24/2029	150,000	137,178
7.550%, Due 2/15/2030	169,000	197,625

		800,249

Total Consumer, Cyclical		1,202,286

Consumer, Non-Cyclical - 0.80%
Beverages - 0.26%
PepsiCo, Inc., 4.450%, Due 5/15/2028	300,000	301,444

Commercial Services - 0.07%
Moody’s Corp., 2.550%, Due 8/18/2060	50,000	27,096
Quanta Services, Inc., 3.050%, Due 10/1/2041	70,000	50,530

		77,626

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 12.27% (continued)
Consumer, Non-Cyclical - 0.80% (continued)
Pharmaceuticals - 0.47%
Bristol-Myers Squibb Co., 3.400%, Due 7/26/2029	$560,000	$530,923

Total Consumer, Non-Cyclical		909,993

Energy - 0.54%
Oil & Gas - 0.14%
BP Capital Markets PLC, 6.450%, Due 12/1/2033, (5 yr. CMT + 2.153%)C D	150,000	154,800

Pipelines - 0.40%
Energy Transfer LP,
7.500%, Due 7/1/2038	90,000	104,579
5.150%, Due 3/15/2045	55,000	49,536
6.125%, Due 12/15/2045	65,000	65,539
6.000%, Due 6/15/2048	105,000	104,038
Kinder Morgan Energy Partners LP, 5.400%, Due 9/1/2044	30,000	28,066
ONEOK Partners LP, 6.850%, Due 10/15/2037	45,000	49,666
Sempra Infrastructure Partners LP, 3.250%, Due 1/15/2032E	65,000	54,762

		456,186

Total Energy		610,986

Financial - 3.44%
Banks - 2.14%
Bank of America Corp.,
1.734%, Due 7/22/2027, (Secured Overnight Financing Rate + 0.960%)C	350,000	328,095
2.482%, Due 9/21/2036, (5 yr. CMT + 1.200%)C	130,000	106,208
6.110%, Due 1/29/2037	176,000	189,025
Citigroup, Inc.,
1.281%, Due 11/3/2025, (Secured Overnight Financing Rate + 0.528%)C	40,000	39,550
3.400%, Due 5/1/2026	350,000	340,887
5.875%, Due 1/30/2042	145,000	152,658
Fifth Third Bank NA, 2.250%, Due 2/1/2027	250,000	233,644
JPMorgan Chase & Co.,
1.561%, Due 12/10/2025, (Secured Overnight Financing Rate + 0.605%)C	35,000	34,507
5.500%, Due 10/15/2040	313,000	323,133
Morgan Stanley,
0.864%, Due 10/21/2025, Series I, (Secured Overnight Financing Rate + 0.745%)C	90,000	89,035
2.484%, Due 9/16/2036, (Secured Overnight Financing Rate + 1.360%)C	60,000	48,504
PNC Financial Services Group, Inc., 2.550%, Due 1/22/2030	500,000	446,664
State Street Corp., 2.354%, Due 11/1/2025, (Secured Overnight Financing Rate + 0.940%)C	100,000	99,240

		2,431,150

Insurance - 1.00%
Berkshire Hathaway Finance Corp., 2.300%, Due 3/15/2027	300,000	284,235
Fidelity National Financial, Inc., 3.200%, Due 9/17/2051	55,000	34,793
Markel Group, Inc.,
5.000%, Due 5/20/2049	100,000	89,552
3.450%, Due 5/7/2052	125,000	85,025
MetLife, Inc.,
6.375%, Due 6/15/2034	169,000	185,828
4.721%, Due 12/15/2044	193,000	174,001
Prudential Financial, Inc., 4.600%, Due 5/15/2044	313,000	281,427

		1,134,861

REITS - 0.30%
Alexandria Real Estate Equities, Inc., 3.550%, Due 3/15/2052	50,000	34,497

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 12.27% (continued)
Financial - 3.44% (continued)
REITS - 0.30% (continued)
Simon Property Group LP, 3.375%, Due 10/1/2024	$313,000	$311,812

		346,309

Total Financial		3,912,320

Industrial - 1.23%
Aerospace/Defense - 0.20%
RTX Corp., 6.125%, Due 7/15/2038	217,000	233,132

Machinery - Construction & Mining - 0.31%
Caterpillar Financial Services Corp., 4.900%, Due 1/17/2025	350,000	349,495

Machinery - Diversified - 0.39%
John Deere Capital Corp., 2.450%, Due 1/9/2030	500,000	449,985

Transportation - 0.33%
Burlington Northern Santa Fe LLC, 5.750%, Due 5/1/2040	202,000	211,254
CSX Corp., 5.500%, Due 4/15/2041	157,000	159,629

		370,883

Total Industrial		1,403,495

Technology - 1.70%
Computers - 1.25%
Apple, Inc.,
1.400%, Due 8/5/2028	200,000	178,616
2.200%, Due 9/11/2029	300,000	270,843
Dell International LLC/EMC Corp., 3.450%, Due 12/15/2051	26,000	18,073
Hewlett Packard Enterprise Co., 6.350%, Due 10/15/2045	500,000	536,234
International Business Machines Corp., 4.250%, Due 5/15/2049	500,000	414,696

		1,418,462

Semiconductors - 0.45%
Entegris, Inc., 4.750%, Due 4/15/2029E	70,000	67,461
NVIDIA Corp., 1.550%, Due 6/15/2028	500,000	451,539

		519,000

Total Technology		1,937,462

Utilities - 2.14%
Electric - 2.03%
Appalachian Power Co., 4.500%, Due 3/1/2049, Series Y	210,000	170,876
Arizona Public Service Co., 2.650%, Due 9/15/2050	30,000	17,973
Berkshire Hathaway Energy Co., 6.125%, Due 4/1/2036	235,000	252,352
Consolidated Edison Co. of New York, Inc., 5.500%, Due 12/1/2039, Series 09 C	169,000	170,669
Consumers Energy Co., 2.500%, Due 5/1/2060	32,000	18,308
DTE Energy Co., 1.050%, Due 6/1/2025, Series F	75,000	72,350
Duke Energy Carolinas LLC,
6.000%, Due 1/15/2038	40,000	42,735
6.050%, Due 4/15/2038	115,000	122,794

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 12.27% (continued)
Utilities - 2.14% (continued)
Electric - 2.03% (continued)
Duke Energy Carolinas LLC, (continued)
3.200%, Due 8/15/2049	$45,000	$31,131
Duke Energy Corp., 5.800%, Due 6/15/2054	95,000	94,625
Duke Energy Progress LLC,
4.150%, Due 12/1/2044	75,000	61,958
4.200%, Due 8/15/2045	30,000	24,919
Duke Energy Progress NC Storm Funding LLC, 2.387%, Due 7/1/2039, Series A 2	265,000	217,511
Entergy Arkansas LLC, 3.350%, Due 6/15/2052	55,000	38,108
Entergy Corp., 2.800%, Due 6/15/2030	30,000	26,763
Entergy Louisiana LLC,
4.000%, Due 3/15/2033	47,000	43,176
5.350%, Due 3/15/2034	105,000	106,640
Florida Power & Light Co., 3.950%, Due 3/1/2048	50,000	40,565
Kentucky Utilities Co., 3.300%, Due 6/1/2050	55,000	38,378
MidAmerican Energy Co., 3.650%, Due 8/1/2048	40,000	30,683
National Rural Utilities Cooperative Finance Corp.,
1.000%, Due 10/18/2024, Series D	50,000	49,520
5.450%, Due 10/30/2025	70,000	70,397
Pacific Gas & Electric Co., 5.550%, Due 5/15/2029	40,000	40,716
PacifiCorp,
4.150%, Due 2/15/2050	125,000	97,948
5.350%, Due 12/1/2053	95,000	88,218
5.500%, Due 5/15/2054	155,000	147,140
Sempra, 3.300%, Due 4/1/2025	85,000	83,759
Vistra Operations Co. LLC, 5.125%, Due 5/13/2025E	110,000	109,448

		2,309,660

Gas - 0.11%
National Fuel Gas Co.,
3.950%, Due 9/15/2027	50,000	48,316
2.950%, Due 3/1/2031	95,000	81,482

		129,798

Total Utilities		2,439,458

Total Corporate Obligations (Cost $14,530,755)		13,969,179

FOREIGN CORPORATE OBLIGATIONS - 4.83%
Communications - 0.83%
Internet - 0.27%
Alibaba Group Holding Ltd., 3.600%, Due 11/28/2024	313,000	311,094

Media - 0.17%
Thomson Reuters Corp., 3.850%, Due 9/29/2024	193,000	192,363

Telecommunications - 0.39%
America Movil SAB de CV, 6.375%, Due 3/1/2035	169,000	184,891
Deutsche Telekom International Finance BV, 4.875%, Due 3/6/2042E	150,000	139,202
Rogers Communications, Inc., 4.300%, Due 2/15/2048	140,000	113,322

		437,415

Total Communications		940,872

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 4.83% (continued)
Consumer, Cyclical - 0.31%
Auto Manufacturers - 0.31%
Mercedes-Benz Finance North America LLC, 5.250%, Due 11/29/2027E	$350,000	$355,578

Consumer, Non-Cyclical - 1.34%
Agriculture - 0.37%
BAT Capital Corp.,
6.000%, Due 2/20/2034	35,000	36,306
4.540%, Due 8/15/2047	260,000	207,440
Reynolds American, Inc., 5.700%, Due 8/15/2035	175,000	176,146

		419,892

Beverages - 0.45%
Anheuser-Busch InBev Worldwide, Inc., 5.450%, Due 1/23/2039	500,000	517,520

Pharmaceuticals - 0.52%
Bayer U.S. Finance II LLC, 3.950%, Due 4/15/2045E	245,000	176,703
Bayer U.S. Finance LLC,
6.125%, Due 11/21/2026E	200,000	203,607
6.500%, Due 11/21/2033E	200,000	209,368

		589,678

Total Consumer, Non-Cyclical		1,527,090

Energy - 0.80%
Oil & Gas - 0.36%
Saudi Arabian Oil Co., 4.375%, Due 4/16/2049E	500,000	412,982

Pipelines - 0.44%
Enbridge, Inc.,
7.200%, Due 6/27/2054, (5 yr. CMT + 2.970%)C	115,000	116,793
7.375%, Due 3/15/2055, (5 yr. CMT + 3.122%)C	290,000	293,667
TransCanada PipeLines Ltd., 6.100%, Due 6/1/2040	82,000	84,872

		495,332

Total Energy		908,314

Financial - 1.06%
Banks - 0.56%
Macquarie Group Ltd., 2.871%, Due 1/14/2033, (Secured Overnight Financing Rate + 1.532%)C E	125,000	105,342
Mitsubishi UFJ Financial Group, Inc., 2.193%, Due 2/25/2025	75,000	73,655
NatWest Group PLC, 3.754%, Due 11/1/2029, (5 yr. CMT + 2.100%)C	225,000	223,699
Royal Bank of Canada, 1.200%, Due 4/27/2026	250,000	234,651

		637,347

Diversified Financial Services - 0.37%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.300%, Due 1/30/2032	165,000	144,776
3.400%, Due 10/29/2033	150,000	128,943
6.950%, Due 3/10/2055, (5 yr. CMT + 2.720%)C	150,000	151,266

		424,985

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 4.83% (continued)
Financial - 1.06% (continued)
Insurance - 0.13%
Fairfax Financial Holdings Ltd., 6.350%, Due 3/22/2054E	$140,000	$143,461

Total Financial		1,205,793

Industrial - 0.27%
Aerospace/Defense - 0.27%
BAE Systems Holdings, Inc., 3.800%, Due 10/7/2024E	313,000	311,860

Utilities - 0.22%
Electric - 0.22%
National Grid PLC, 5.809%, Due 6/12/2033	245,000	251,823

Total Foreign Corporate Obligations (Cost $5,495,352)		5,501,330

FOREIGN SOVEREIGN OBLIGATIONS - 0.59%
Israel Government International Bonds, 5.500%, Due 3/12/2034	200,000	194,486

Mexico Government International Bonds,
4.280%, Due 8/14/2041	250,000	198,197
3.771%, Due 5/24/2061	450,000	282,596

Total Foreign Sovereign Obligations (Cost $679,032)		675,279

ASSET-BACKED OBLIGATIONS - 1.04%
Ally Auto Receivables Trust, 3.310%, Due 11/15/2026, 2022 1 A3	62,938	62,325
AmeriCredit Automobile Receivables Trust,
5.840%, Due 10/19/2026, 2023 1 A2A	45,139	45,149
4.380%, Due 4/18/2028, 2022 2 A3	75,338	74,909
BMW Vehicle Owner Trust, 3.210%, Due 8/25/2026, 2022 A A3	31,407	31,053
CNH Equipment Trust,
0.400%, Due 12/15/2025, 2021 A A3	12,234	12,145
5.420%, Due 10/15/2027, 2024 B A2A	45,000	45,127
Ford Credit Auto Owner Trust, 1.530%, Due 5/15/2034, 2021 2 AE	110,000	102,194
GM Financial Automobile Leasing Trust, 4.010%, Due 9/22/2025, 2022 3 A3	17,635	17,607
GM Financial Revolving Receivables Trust, 1.170%, Due 6/12/2034, 2021 1 AE	90,000	83,320
Honda Auto Receivables Owner Trust,
1.880%, Due 5/15/2026, 2022 1 A3	67,997	66,746
4.930%, Due 11/15/2027, 2023 2 A3	100,000	99,919
John Deere Owner Trust,
2.320%, Due 9/15/2026, 2022 A A3	48,857	48,050
3.740%, Due 2/16/2027, 2022 B A3	83,928	82,960
New Economy Assets Phase 1 Sponsor LLC, 1.910%, Due 10/20/2061, 2021 1 A1E	125,000	112,999
Taco Bell Funding LLC, 2.294%, Due 8/25/2051, 2021 1A A2IIE	98,250	86,410
Toyota Auto Loan Extended Note Trust, 1.350%, Due 5/25/2033, 2020 1A AE	135,000	130,733
Toyota Auto Receivables Owner Trust, 1.230%, Due 6/15/2026, 2022 A A3	43,489	42,709
Volkswagen Auto Loan Enhanced Trust, 1.020%, Due 6/22/2026, 2021 1 A3	36,165	35,594

Total Asset-Backed Obligations (Cost $1,226,143)		1,179,949

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.31%
BX Commercial Mortgage Trust, 6.143%, Due 9/15/2036, 2021 VOLT A, (1 mo. USD Term SOFR + 0.814%)C E	140,000	137,987
Cold Storage Trust, 6.343%, Due 11/15/2037, 2020 ICE5 A, (1 mo. USD Term SOFR + 1.014%)C E	113,044	112,691
NRTH Mortgage Trust, 6.970%, Due 3/15/2039, Series 2024-PARK, Class A, (1 mo. USD Term SOFR + 1.641%)C E	100,000	99,563

Total Commercial Mortgage-Backed Obligations (Cost $352,794)		350,241

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 10.17%
Federal Home Loan Mortgage Corp.,
3.500%, Due 9/1/2028	$8,196	$7,988
3.000%, Due 11/1/2032	37,914	36,232
5.000%, Due 8/1/2033	13,824	13,963
5.500%, Due 2/1/2034	13,531	13,776
2.500%, Due 6/1/2035	59,270	54,816
2.000%, Due 3/1/2036	169,795	152,777
4.000%, Due 1/1/2041	41,165	39,662
4.500%, Due 2/1/2041	30,014	29,705
2.500%, Due 9/1/2041	135,328	118,714
3.500%, Due 5/1/2042	131,764	122,947
3.500%, Due 6/1/2042	135,966	127,038
3.000%, Due 4/1/2047	117,397	102,963
3.000%, Due 8/1/2048	109,928	97,921
2.500%, Due 7/1/2050	74,430	62,930
2.500%, Due 12/1/2050	67,601	57,697
2.500%, Due 11/1/2051	132,666	112,615
2.000%, Due 2/1/2052	121,620	98,434
2.000%, Due 3/1/2052	215,866	173,071
2.500%, Due 5/1/2052	107,452	91,059
6.000%, Due 3/1/2053	70,680	72,765
4.500%, Due 5/1/2053	103,715	99,697
6.000%, Due 7/1/2053	161,557	163,955
5.500%, Due 9/1/2053	110,712	111,792
5.500%, Due 2/1/2054	321,925	322,344
5.500%, Due 4/1/2054	306,054	306,362
6.000%, Due 4/1/2054	156,833	160,452

		2,751,675

Federal National Mortgage Association,
3.500%, Due 1/1/2028F	7,195	7,033
5.000%, Due 3/1/2034F	15,137	15,270
4.500%, Due 4/1/2034	25,228	25,125
3.000%, Due 10/1/2034	3,637	3,447
2.000%, Due 11/1/2035F	118,188	106,679
2.000%, Due 12/1/2035F	54,168	48,809
3.500%, Due 6/1/2037	76,877	73,480
5.500%, Due 6/1/2038	3,289	3,339
4.500%, Due 1/1/2040	29,764	29,366
5.000%, Due 5/1/2040	49,900	50,449
5.000%, Due 6/1/2040	37,916	38,334
4.000%, Due 9/1/2040	28,027	26,970
4.000%, Due 1/1/2041	56,771	54,631
2.500%, Due 11/1/2041	108,360	94,565
3.000%, Due 6/1/2043	263,223	237,810
3.000%, Due 8/1/2043	237,220	214,170
4.000%, Due 7/1/2045	57,445	54,852
3.500%, Due 8/1/2045	26,103	24,155
3.500%, Due 11/1/2045	256,233	237,000
3.500%, Due 1/1/2046	100,534	93,035
3.500%, Due 5/1/2046	25,993	24,009
4.000%, Due 7/1/2046	55,079	52,730
3.000%, Due 10/1/2046	20,861	18,602
3.000%, Due 11/1/2046	124,626	111,870
3.500%, Due 3/1/2047	29,348	27,071
4.500%, Due 7/1/2047	13,606	13,303
4.500%, Due 8/1/2047	24,193	23,685
3.500%, Due 9/1/2047	38,218	35,203

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 10.17% (continued)
Federal National Mortgage Association, (continued)
4.500%, Due 4/1/2048	$10,944	$10,632
4.500%, Due 7/1/2048F	28,628	28,095
4.500%, Due 7/1/2048	38,265	37,359
4.500%, Due 10/1/2049	79,982	77,659
4.000%, Due 11/1/2049	154,293	146,655
2.500%, Due 8/1/2050	172,244	145,733
2.500%, Due 8/1/2050F	151,131	128,384
3.000%, Due 8/1/2050	94,279	83,348
2.500%, Due 9/1/2050	107,453	90,915
2.500%, Due 10/1/2050F	49,233	41,668
3.000%, Due 10/1/2050F	101,173	89,568
2.000%, Due 3/1/2051F	157,154	128,318
2.000%, Due 4/1/2051F	242,911	196,505
3.000%, Due 5/1/2051F	112,916	99,597
3.000%, Due 6/1/2051	115,009	101,078
3.500%, Due 6/1/2051F	128,397	116,669
2.000%, Due 7/1/2051F	251,429	203,598
3.500%, Due 7/1/2051F	115,294	105,659
2.500%, Due 8/1/2051	235,482	198,968
3.000%, Due 11/1/2051F	87,110	75,970
2.000%, Due 1/1/2052F	385,620	313,317
2.500%, Due 2/1/2052	530,506	448,436
3.500%, Due 5/1/2052	149,024	134,952
4.000%, Due 6/1/2052	178,971	167,947
5.000%, Due 6/1/2052	281,244	279,755
3.000%, Due 7/1/2052F	116,303	102,314
4.500%, Due 10/1/2052F	172,437	166,623
5.000%, Due 12/1/2052	129,812	127,910
5.000%, Due 4/1/2053F	90,099	89,223
4.500%, Due 6/1/2053F	109,604	106,492
5.500%, Due 10/1/2053	205,012	205,133
5.500%, Due 1/1/2054	207,375	207,327
6.000%, Due 1/1/2054F	231,068	235,001
5.500%, Due 2/1/2054	211,099	211,917
6.500%, Due 6/1/2054	44,887	46,310

		6,694,027

Government National Mortgage Association,
6.500%, Due 8/15/2027	4,130	4,197
6.500%, Due 11/15/2027	4,895	4,980
7.500%, Due 12/15/2028	6,133	6,276
5.500%, Due 7/15/2033	14,135	14,475
6.000%, Due 12/15/2033	19,560	20,096
5.500%, Due 2/20/2034	20,178	20,843
5.000%, Due 10/15/2039	38,351	38,885
3.500%, Due 9/15/2041	75,007	70,518
3.500%, Due 8/20/2047	14,417	13,380
3.500%, Due 10/20/2047	13,188	12,225
4.000%, Due 1/20/2048	65,750	62,736
5.000%, Due 1/20/2050	31,262	31,265
4.500%, Due 2/20/2050	28,645	28,012
5.000%, Due 2/20/2050	15,574	15,600
2.500%, Due 4/20/2050	139,515	120,027
2.500%, Due 6/20/2051	139,632	119,772
3.000%, Due 6/20/2051	60,444	53,890
2.500%, Due 7/20/2051	219,589	188,355
3.000%, Due 8/20/2051	136,927	123,424
2.500%, Due 11/20/2051	111,855	95,944
3.000%, Due 12/20/2051	269,209	239,847

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 10.17% (continued)
Government National Mortgage Association, (continued)
3.500%, Due 1/20/2052	$98,843	$90,748
4.000%, Due 3/20/2052	103,013	96,977
2.500%, Due 4/20/2052	63,228	54,235
4.500%, Due 9/20/2052	134,039	129,603
5.000%, Due 4/20/2053	261,470	257,806
5.500%, Due 7/20/2053	217,990	218,271

		2,132,387

Total U.S. Agency Mortgage-Backed Obligations (Cost $12,391,006)		11,578,089

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.79%
Federal Farm Credit Banks Funding Corp.,
4.375%, Due 10/24/2029	250,000	253,301
3.750%, Due 1/25/2030	300,000	294,058
Federal Home Loan Banks, 4.500%, Due 12/14/2029	350,000	356,974

Total U.S. Government Agency Obligations (Cost $905,260)		904,333

U.S. TREASURY OBLIGATIONS - 8.59%
U.S. Treasury Bonds,
6.875%, Due 8/15/2025	279,000	285,632
5.250%, Due 11/15/2028	217,000	227,706
4.750%, Due 2/15/2037	304,000	322,976
4.500%, Due 8/15/2039	241,000	247,806
2.750%, Due 8/15/2042	250,000	197,685
2.875%, Due 5/15/2049	500,000	379,668

		1,661,473

U.S. Treasury Notes,
4.250%, Due 9/30/2024	250,000	249,482
4.500%, Due 11/30/2024	900,000	897,764
1.125%, Due 1/15/2025	250,000	245,516
1.125%, Due 2/28/2025	150,000	146,667
4.250%, Due 10/15/2025	250,000	248,789
4.875%, Due 4/30/2026	280,000	282,002
2.000%, Due 11/15/2026	500,000	475,449
2.500%, Due 3/31/2027	250,000	239,590
4.125%, Due 10/31/2027	250,000	250,088
2.875%, Due 5/15/2028	200,000	191,594
2.875%, Due 8/15/2028	300,000	286,863
2.625%, Due 2/15/2029	450,000	423,914
2.875%, Due 4/30/2029	300,000	285,141
4.625%, Due 4/30/2029	545,000	559,285
2.375%, Due 5/15/2029	450,000	417,937
1.625%, Due 8/15/2029	350,000	312,443
1.750%, Due 11/15/2029	850,000	760,352
3.500%, Due 1/31/2030	350,000	340,977
4.000%, Due 2/28/2030	250,000	249,697
4.625%, Due 4/30/2031	200,000	206,992
4.125%, Due 11/15/2032	250,000	250,937
3.500%, Due 2/15/2033	250,000	239,385
4.000%, Due 2/15/2034	300,000	297,516
4.375%, Due 5/15/2034	250,000	255,391

		8,113,771

Total U.S. Treasury Obligations (Cost $10,276,449)		9,775,244

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 2.23% (Cost $2,542,196)
Investment Companies - 2.23%
American Beacon U.S. Government Money Market Select Fund, 5.21%G H	2,542,196	$2,542,196

SECURITIES LENDING COLLATERAL - 0.64% (Cost $728,965)
Investment Companies - 0.64%
American Beacon U.S. Government Money Market Select Fund, 5.21%G H	728,965	728,965

TOTAL INVESTMENTS - 100.33% (Cost $96,101,625)		114,213,298
LIABILITIES, NET OF OTHER ASSETS - (0.33%)		(375,596)

TOTAL NET ASSETS - 100.00%		$113,837,702

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at July 31, 2024.
C

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on July 31, 2024.

D	Perpetual maturity. The date shown, if any, is the next call date.
E

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $3,155,671 or 2.77% of net assets. The Fund has no right to demand registration of these securities.

F	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
G	The Fund is affiliated by having the same investment advisor.
H	7-day yield.

ADR - American Depositary Receipt.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REIT - Real Estate Investment Trust.

SOFR - Secured Overnight Financing Rate.

Long Futures Contracts Open on July 31, 2024:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini Standard & Poor’s 500 Index Futures	9	September 2024	$2,507,284	$2,501,100	$(6,184)

			$2,507,284	$2,501,100	$(6,184)

Index Abbreviations:

CME	Chicago Mercantile Exchange.

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2024, the investments were classified as described below:

Balanced Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$62,014,041	$—	$—	$62,014,041
Foreign Common Stocks	4,994,452	—	—	4,994,452
Corporate Obligations	—	13,969,179	—	13,969,179
Foreign Corporate Obligations	—	5,501,330	—	5,501,330
Foreign Sovereign Obligations	—	675,279	—	675,279
Asset-Backed Obligations	—	1,179,949	—	1,179,949
Commercial Mortgage-Backed Obligations	—	350,241	—	350,241
U.S. Agency Mortgage-Backed Obligations	—	11,578,089	—	11,578,089
U.S. Government Agency Obligations	—	904,333	—	904,333
U.S. Treasury Obligations	—	9,775,244	—	9,775,244
Short-Term Investments	2,542,196	—	—	2,542,196
Securities Lending Collateral	728,965	—	—	728,965

Total Investments in Securities - Assets	$70,279,654	$43,933,644	$—	$114,213,298

Financial Derivative Instruments - Liabilities
Long Futures Contracts	$(6,184)	$—	$—	$(6,184)

Total Financial Derivative Instruments - Liabilities	$(6,184)	$—	$—	$(6,184)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon EAM International Small Cap FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value
Australia - 4.57%
Foreign Common Stocks - 4.57%
HUB24 Ltd.A	38,654	$1,263,055
Lovisa Holdings Ltd.A B	41,516	940,967
NEXTDC Ltd.A C	69,064	763,649
Pro Medicus Ltd.A	11,016	1,035,989
Telix Pharmaceuticals Ltd.A B C	105,449	1,330,526
Webjet Ltd.A B C	152,622	889,655

Total Foreign Common Stocks		6,223,841

Total Australia (Cost $5,318,212)		6,223,841

Belgium - 1.40%
Foreign Common Stocks - 1.40%
Deme Group NVA	4,775	860,428
Lotus Bakeries NVA	96	1,043,165

Total Foreign Common Stocks		1,903,593

Total Belgium (Cost $1,630,077)		1,903,593

Brazil - 1.57%
Foreign Common Stocks - 1.57%
Embraer SAC	155,656	1,205,642
Inter & Co., Inc.	142,842	930,115

Total Foreign Common Stocks		2,135,757

Total Brazil (Cost $1,844,217)		2,135,757

Canada - 5.80%
Foreign Common Stocks - 5.80%
Alamos Gold, Inc., Class A	50,488	860,452
Aritzia, Inc.C	28,230	926,653
AtkinsRealis Group, Inc.B	18,095	779,553
Celestica, Inc.B C	13,223	693,498
Colliers International Group, Inc.	7,457	1,004,979
goeasy Ltd.B	7,403	1,089,498
Hudbay Minerals, Inc.	104,627	872,997
Lundin Gold, Inc.	51,309	888,194
Secure Energy Services, Inc.	89,065	786,370

Total Foreign Common Stocks		7,902,194

Total Canada (Cost $7,122,187)		7,902,194

China/Hong Kong - 1.60%
Foreign Common Stocks - 1.60%
AAC Technologies Holdings, Inc.A	254,398	934,042
Yangzijiang Shipbuilding Holdings Ltd.A	620,481	1,248,344

Total Foreign Common Stocks		2,182,386

Total China/Hong Kong (Cost $2,028,569)		2,182,386

Denmark - 1.75%
Foreign Common Stocks - 1.75%
NKT ASA C	12,844	1,156,380
Zealand Pharma ASA C	9,081	1,224,848

Total Foreign Common Stocks		2,381,228

Total Denmark (Cost $1,204,122)		2,381,228

See accompanying notes

American Beacon EAM International Small Cap FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value
Finland - 1.79%
Foreign Common Stocks - 1.79%
Cargotec OYJ, Class BA	12,937	$659,798
Kemira OYJA	29,451	665,579
Konecranes OYJA	15,892	1,110,379

Total Foreign Common Stocks		2,435,756

Total Finland (Cost $1,953,013)		2,435,756

France - 1.47%
Foreign Common Stocks - 1.47%
ID Logistics Group SACAA C	2,060	993,499
Nexans SAA	7,824	1,012,086

Total Foreign Common Stocks		2,005,585

Total France (Cost $1,918,318)		2,005,585

Germany - 2.61%
Foreign Common Stocks - 2.61%
CTS Eventim AG & Co. KGaAA	9,281	818,652
Ionos SEA C	30,806	815,448
Nemetschek SEA	8,364	799,252
SUSS MicroTec SEA	16,501	1,123,244

Total Foreign Common Stocks		3,556,596

Total Germany (Cost $3,019,497)		3,556,596

India - 17.34%
Foreign Common Stocks - 17.34%
Aegis Logistics Ltd.A	110,049	1,100,767
Bharat Forge Ltd.A	49,102	1,021,800
CESC Ltd.A	453,686	940,838
Dcx Systems Ltd.A C D	193,730	890,480
eMudhra Ltd.A	118,877	1,242,521
Endurance Technologies Ltd.A E	31,794	987,457
Finolex Cables Ltd.A	64,968	1,190,903
Finolex Industries Ltd.A	271,303	1,031,485
Gabriel India Ltd.A	173,852	1,043,194
GMR Airports Infrastructure Ltd.A C	739,976	903,050
Granules India Ltd.	133,449	991,505
KEI Industries Ltd.A	18,343	953,215
Linde India Ltd.A	7,885	772,677
Minda Corp. Ltd.A	161,048	955,478
MOIL Ltd.A	167,570	987,335
NCC Ltd.A	239,641	1,031,665
Nuvama Wealth Management Ltd.A C	10,473	793,724
Phoenix Mills Ltd.A	23,090	992,969
Solar Industries India Ltd.A	6,658	860,007
Supreme Industries Ltd.A	12,319	789,822
Thermax Ltd.A	14,044	848,064
Timken India Ltd.A	16,099	824,156
Trent Ltd.A	15,829	1,110,367
Zomato Ltd.A C	495,004	1,364,189

Total Foreign Common Stocks		23,627,668

Total India (Cost $21,049,330)		23,627,668

Israel - 2.17%
Foreign Common Stocks - 2.17%
Camtek Ltd.B	8,679	911,295

See accompanying notes

American Beacon EAM International Small Cap FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value
Israel - 2.17% (continued)
Foreign Common Stocks - 2.17% (continued)
Nova Ltd.C	4,711	$972,680
Wix.com Ltd.C	6,916	1,078,378

Total Foreign Common Stocks		2,962,353

Total Israel (Cost $1,802,430)		2,962,353

Italy - 2.78%
Foreign Common Stocks - 1.95%
Buzzi SpAA	22,371	876,943
Leonardo SpAA	33,541	798,199
Maire SpAA	122,917	975,285

Total Foreign Common Stocks		2,650,427

Foreign Preferred Stocks - 0.83%
Danieli & C Officine Meccaniche SpAA F	39,252	1,131,224

Total Italy (Cost $2,900,104)		3,781,651

Japan - 16.31%
Foreign Common Stocks - 16.31%
Chiba Bank Ltd.A	111,079	1,053,495
Daishi Hokuetsu Financial Group, Inc.A	17,983	717,115
Daiwa Securities Group, Inc.A	138,484	1,149,940
Dexerials Corp.A	20,406	983,889
Fujitec Co. Ltd.A	35,571	1,028,757
Furukawa Electric Co. Ltd.A	27,364	748,058
Isetan Mitsukoshi Holdings Ltd.A	49,883	998,206
Japan Steel Works Ltd.A	26,704	757,345
Kawasaki Heavy Industries Ltd.A	27,308	1,010,079
Kewpie Corp.A	36,267	930,924
Kinden Corp.A	47,265	1,004,827
Lifedrink Co., Inc.A	23,809	1,112,014
Nagase & Co. Ltd.A	49,974	1,104,981
NHK Spring Co. Ltd.A	73,319	802,977
North Pacific Bank Ltd.A	294,139	1,003,214
NS Solutions Corp.	20,598	462,756
Sumitomo Forestry Co. Ltd.A	25,224	1,064,673
SWCC Corp.A	39,320	1,181,314
Takasago Thermal Engineering Co. Ltd.A	26,652	1,047,041
Takashimaya Co. Ltd.A B	50,107	933,938
Tamron Co. Ltd.A	44,480	1,257,585
Tosei Corp.A	59,745	996,650
Yamaguchi Financial Group, Inc.A	70,695	878,322

Total Foreign Common Stocks		22,228,100

Total Japan (Cost $19,441,248)		22,228,100

Malaysia - 0.65% (Cost $420,778)
Foreign Common Stocks - 0.65%
YTL Power International Bhd.A	867,476	882,240

Netherlands - 1.50%
Foreign Common Stocks - 1.50%
Fugro NVA	34,580	920,715

See accompanying notes

American Beacon EAM International Small Cap FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value
Netherlands - 1.50% (continued)
Foreign Common Stocks - 1.50% (continued)
Van Lanschot Kempen NVA	26,015	$1,120,916

Total Foreign Common Stocks		2,041,631

Total Netherlands (Cost $1,868,063)		2,041,631

Norway - 1.20%
Foreign Common Stocks - 1.20%
Aker Solutions ASAA	206,605	983,226
Frontline PLCA	26,669	655,315

Total Foreign Common Stocks		1,638,541

Total Norway (Cost $1,784,180)		1,638,541

Poland - 1.45%
Foreign Common Stocks - 1.45%
Grupa Kety SAA	3,961	821,133
InPost SAA C	66,705	1,156,579

Total Foreign Common Stocks		1,977,712

Total Poland (Cost $1,819,224)		1,977,712

Republic of Korea - 8.71%
Foreign Common Stocks - 8.71%
Classys, Inc.A	27,716	937,898
Cosmax, Inc.A	7,507	846,843
Hanwha Aerospace Co. Ltd.A	6,095	1,279,577
Hanwha Systems Co., Ltd.A	59,164	810,573
HD Hyundai Electric Co. Ltd.A	5,065	1,125,857
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.A C	7,048	1,052,564
Hyundai Rotem Co. Ltd.A	25,487	904,501
Iljin Electric Co. Ltd.A	60,294	994,226
IsuPetasys Co. Ltd.A	23,295	760,257
LIG Nex1 Co. Ltd.A	7,462	1,084,776
Samsung Heavy Industries Co., Ltd.A C	121,266	1,031,667
TechWing, Inc.A	25,708	1,046,030

Total Foreign Common Stocks		11,874,769

Total Republic of Korea (Cost $9,729,427)		11,874,769

South Africa - 1.39%
Foreign Common Stocks - 1.39%
Harmony Gold Mining Co. Ltd.A	102,180	999,832
Truworths International Ltd.A	179,854	893,443

Total Foreign Common Stocks		1,893,275

Total South Africa (Cost $1,909,475)		1,893,275

Sweden - 5.23%
Foreign Common Stocks - 5.23%
AAK ABA	35,115	1,009,292
AddTech AB, Class BA	31,086	1,000,185
Camurus ABA C	13,953	882,211
Hemnet Group ABA	24,931	921,149
Munters Group ABA E	48,693	1,051,932
Saab AB, Class BA	48,896	1,126,409

See accompanying notes

American Beacon EAM International Small Cap FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value
Sweden - 5.23% (continued)
Foreign Common Stocks - 5.23% (continued)
Yubico ABA C	44,978	$1,135,194

Total Foreign Common Stocks		7,126,372

Total Sweden (Cost $6,390,984)		7,126,372

Switzerland - 3.98%
Foreign Common Stocks - 3.98%
Accelleron Industries AGA	21,467	1,063,087
Belimo Holding AGA	1,684	1,019,172
Comet Holding AGA	2,439	977,941
Sulzer AGA	8,174	1,216,477
Ypsomed Holding AGA	2,505	1,150,300

Total Foreign Common Stocks		5,426,977

Total Switzerland (Cost $4,672,426)		5,426,977

Taiwan - 5.76%
Foreign Common Stocks - 5.76%
Bora Pharmaceuticals Co. Ltd.A	33,608	838,679
Chang Wah Electromaterials, Inc.A	582,780	817,484
Chroma ATE, Inc.A	93,272	865,341
E Ink Holdings, Inc.A	118,336	971,151
Fusheng Precision Co. Ltd.A	93,949	820,477
Gudeng Precision Industrial Co., Ltd.A	59,971	840,081
Jentech Precision Industrial Co. Ltd.A	29,160	1,043,381
King Yuan Electronics Co. Ltd.A	247,982	800,328
Unitech Printed Circuit Board Corp.A	775,555	844,667

Total Foreign Common Stocks		7,841,589

Total Taiwan (Cost $8,290,375)		7,841,589

United Kingdom - 4.86%
Foreign Common Stocks - 4.86%
Diploma PLCA	18,834	1,075,631
Keller Group PLCA	52,607	1,006,823
Marks & Spencer Group PLCA	224,018	946,733
QinetiQ Group PLCA	183,585	1,138,765
Subsea 7 SAA	60,705	1,167,425
Vistry Group PLCA C	72,532	1,293,420

Total Foreign Common Stocks		6,628,797

Total United Kingdom (Cost $5,874,583)		6,628,797

SHORT-TERM INVESTMENTS - 4.72% (Cost $6,435,688)
Investment Companies - 4.72%
American Beacon U.S. Government Money Market Select Fund, 5.21%G H	6,435,688	6,435,688

SECURITIES LENDING COLLATERAL - 0.01% (Cost $9,312)
Investment Companies - 0.01%
American Beacon U.S. Government Money Market Select Fund, 5.21%G H	9,312	9,312

See accompanying notes

American Beacon EAM International Small Cap FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

Fair Value
TOTAL INVESTMENTS - 100.62% (Cost $120,435,839)	$137,103,611
LIABILITIES, NET OF OTHER ASSETS - (0.62%)	(840,035)

TOTAL NET ASSETS - 100.00%	$136,263,576

Percentages are stated as a percent of net assets.

A

Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $116,204,046 or 85.28% of net assets.

B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at July 31, 2024.
C	Non-income producing security.
D	Value was determined using significant unobservable inputs.
E

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $2,039,389 or 1.50% of net assets. The Fund has no right to demand registration of these securities.

F	A type of Preferred Stock that has no maturity date.
G	The Fund is affiliated by having the same investment advisor.
H	7-day yield.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2024, the investments were classified as described below:

EAM International Small Cap Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$—	$6,223,841	$—	$6,223,841
Belgium	—	1,903,593	—	1,903,593
Brazil	2,135,757	—	—	2,135,757
Canada	7,902,194	—	—	7,902,194
China/Hong Kong	—	2,182,386	—	2,182,386
Denmark	—	2,381,228	—	2,381,228
Finland	—	2,435,756	—	2,435,756
France	—	2,005,585	—	2,005,585
Germany	—	3,556,596	—	3,556,596
India	991,505	22,636,163	—	23,627,668
Israel	2,962,353	—	—	2,962,353
Italy	—	2,650,427	—	2,650,427
Japan	462,756	21,765,344	—	22,228,100
Malaysia	—	882,240	—	882,240
Netherlands	—	2,041,631	—	2,041,631
Norway	—	1,638,541	—	1,638,541
Poland	—	1,977,712	—	1,977,712
Republic of Korea	—	11,874,769	—	11,874,769
South Africa	—	1,893,275	—	1,893,275
Sweden	—	7,126,372	—	7,126,372
Switzerland	—	5,426,977	—	5,426,977
Taiwan	—	7,841,589	—	7,841,589
United Kingdom	—	6,628,797	—	6,628,797
Foreign Preferred Stocks
Italy	—	1,131,224	—	1,131,224
Short-Term Investments	6,435,688	—	—	6,435,688

See accompanying notes

American Beacon EAM International Small Cap FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

Securities Lending Collateral	9,312	—	—	9,312

Total Investments in Securities - Assets	$20,899,565	$116,204,046	$—	$137,103,611

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 12.22%
Communications - 3.24%
Media - 3.24%
Walt Disney Co., 3.800%, Due 3/22/2030	$8,950,000	$8,588,278

Financial - 5.08%
Banks - 5.08%
Bank of America Corp., 3.974%, Due 2/7/2030, (3 mo. USD Term SOFR + 1.472%)A	2,746,000	2,638,131
Citigroup, Inc., 3.980%, Due 3/20/2030, (3 mo. USD Term SOFR + 1.600%)A	2,585,000	2,476,054
JPMorgan Chase & Co., 2.739%, Due 10/15/2030, (3 mo. USD Term SOFR + 1.510%)A	4,885,000	4,402,510
Wells Fargo & Co., 4.478%, Due 4/4/2031, (3 mo. USD Term SOFR + 4.032%)A	4,030,000	3,928,144

		13,444,839

Total Financial		13,444,839

Technology - 1.60%
Computers - 1.60%
International Business Machines Corp., 3.500%, Due 5/15/2029	4,464,000	4,233,595

Utilities - 2.30%
Electric - 2.30%
Florida Power & Light Co., 5.000%, Due 8/1/2034	6,020,000	6,081,782

Total Corporate Obligations (Cost $34,184,561)		32,348,494

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 48.17%
Federal Home Loan Mortgage Corp.,
4.000%, Due 2/1/2039	3,760,565	3,659,017
2.500%, Due 9/1/2042	11,650,856	10,198,044
2.500%, Due 3/1/2052	12,577,266	10,579,315
2.500%, Due 4/1/2052	12,743,914	10,724,445
3.000%, Due 5/1/2052	11,322,342	9,919,272
4.000%, Due 10/1/2052	11,290,125	10,545,896
4.000%, Due 11/1/2052	11,446,495	10,691,934

		66,317,923

Federal National Mortgage Association,
3.500%, Due 10/1/2039	4,980,106	4,691,585
3.000%, Due 7/1/2040B	6,219,855	5,720,894
3.000%, Due 8/1/2040B	4,089,597	3,755,342
4.000%, Due 6/1/2049B	6,548,631	6,242,714
2.500%, Due 11/1/2050	6,272,943	5,249,192
2.500%, Due 5/1/2051	10,233,295	8,550,561
3.000%, Due 5/1/2052	19,722,900	17,187,973
3.500%, Due 10/1/2052	10,854,210	9,815,819

		61,214,080

Total U.S. Agency Mortgage-Backed Obligations (Cost $130,452,814)		127,532,003

U.S. TREASURY OBLIGATIONS - 38.65%
U.S. Treasury Bonds,
3.750%, Due 8/15/2041	7,760,000	7,200,734
2.500%, Due 2/15/2045	23,500,000	17,248,633
2.500%, Due 5/15/2046	14,025,000	10,146,211

		34,595,578

U.S. Treasury Notes,
1.125%, Due 2/15/2031	5,815,000	4,862,794
1.875%, Due 2/15/2032	34,825,000	29,916,851
3.500%, Due 2/15/2033	34,415,000	32,953,707

		67,733,352

Total U.S. Treasury Obligations (Cost $105,834,037)		102,328,930

See accompanying notes

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

Fair Value
TOTAL INVESTMENTS - 99.04% (Cost $270,471,412)	$262,209,427
OTHER ASSETS, NET OF LIABILITIES - 0.96%	2,530,720

TOTAL NET ASSETS - 100.00%	$264,740,147

Percentages are stated as a percent of net assets.

A

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on July 31, 2024.

B	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

LIBOR - London Interbank Offered Rate.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2024, the investments were classified as described below:

Garcia Hamilton Quality Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$32,348,494	$—	$32,348,494
U.S. Agency Mortgage-Backed Obligations	—	127,532,003	—	127,532,003
U.S. Treasury Obligations	—	102,328,930	—	102,328,930

Total Investments in Securities - Assets	$—	$262,209,427	$—	$262,209,427

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value
Australia - 0.46% (Cost $3,161,842)
Foreign Common Stocks - 0.46%
Rio Tinto PLCA	46,591	$3,016,446

Belgium - 1.09%
Foreign Common Stocks - 1.09%
Anheuser-Busch InBev SAA	60,712	3,607,895
KBC Group NVA	45,468	3,513,450

Total Foreign Common Stocks		7,121,345

Total Belgium (Cost $6,754,921)		7,121,345

Brazil - 0.16% (Cost $769,836)
Foreign Common Stocks - 0.16%
ERO Copper Corp.B C	52,291	1,022,603

Canada - 2.38%
Foreign Common Stocks - 2.38%
Canadian Pacific Kansas City Ltd.	45,096	3,781,708
Gildan Activewear, Inc.	94,221	3,836,674
Linamar Corp.B	69,334	3,458,540
Suncor Energy, Inc.	110,740	4,422,702

Total Foreign Common Stocks		15,499,624

Total Canada (Cost $13,504,854)		15,499,624

China/Hong Kong - 2.93%
Foreign Common Stocks - 2.93%
AIA Group Ltd.A	288,800	1,924,804
ArcelorMittal SAA	90,495	2,043,020
ESR Group Ltd.A D	967,800	1,463,818
Link REITA	244,400	1,026,955
Prudential PLCA	1,148,515	10,254,946
Techtronic Industries Co. Ltd.A	184,000	2,380,178

Total Foreign Common Stocks		19,093,721

Total China/Hong Kong (Cost $23,405,514)		19,093,721

Denmark - 0.26% (Cost $1,777,246)
Foreign Common Stocks - 0.26%
Carlsberg AS, Class BA	13,865	1,676,452

Finland - 0.80%
Foreign Common Stocks - 0.80%
Fortum OYJA	153,345	2,356,502
Nordea Bank AbpA	244,339	2,860,972

Total Foreign Common Stocks		5,217,474

Total Finland (Cost $4,642,302)		5,217,474

France - 13.19%
Foreign Common Stocks - 13.19%
Air Liquide SAA	36,282	6,612,456
Alstom SAA B C	391,951	7,664,128
Arkema SAA	34,633	3,125,904
AXA SAA	69,182	2,426,405
BNP Paribas SAA	43,336	2,968,280
Bureau Veritas SAA	109,235	3,421,398
Capgemini SEA	20,283	4,025,474

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value
France - 13.19% (continued)
Foreign Common Stocks - 13.19% (continued)
Carrefour SAA	111,562	$1,663,959
Cie de Saint-Gobain SAA	44,940	3,851,830
Danone SAA	46,467	3,023,402
Eiffage SAA	58,808	5,844,643
Engie SAA	208,421	3,275,730
Kering SAA	17,835	5,484,188
Orange SAA	780,279	8,656,765
Pernod Ricard SAA	18,264	2,445,995
Rexel SAA	125,815	3,191,626
Sodexo SAA	8,598	815,132
Teleperformance SEA	70,374	9,002,154
Thales SAA	18,728	2,971,436
Verallia SAA D	148,393	4,354,505
Worldline SAA C D	98,142	1,111,106

Total Foreign Common Stocks		85,936,516

Total France (Cost $86,084,199)		85,936,516

Germany - 8.68%
Foreign Common Stocks - 8.17%
Allianz SEA	5,206	1,468,885
Bayerische Motoren Werke AGA	54,289	5,038,353
Brenntag SEA	22,475	1,600,234
Continental AGA	112,056	6,872,402
Deutsche Telekom AGA	156,820	4,098,279
Infineon Technologies AGA	107,263	3,717,385
Lanxess AGA	88,068	2,301,403
Mercedes-Benz Group AGA	81,716	5,406,019
Merck KGaAA	21,461	3,844,660
MTU Aero Engines AGA	9,188	2,601,509
Rheinmetall AGA	3,625	1,975,828
RWE AGA	69,715	2,604,038
SAP SEA	33,449	7,057,295
Siemens AGA	8,626	1,581,198
Siemens Healthineers AGA D	56,437	3,029,962

Total Foreign Common Stocks		53,197,450

Foreign Preferred Stocks - 0.51%
Henkel AG & Co. KGaAA E	38,584	3,302,981

Total Germany (Cost $55,525,689)		56,500,431

Israel - 0.50%
Foreign Common Stocks - 0.50%
Check Point Software Technologies Ltd.C	7,351	1,348,541
Wix.com Ltd.C	12,178	1,898,855

Total Foreign Common Stocks		3,247,396

Total Israel (Cost $2,839,726)		3,247,396

Italy - 2.61%
Foreign Common Stocks - 2.61%
Enel SpAA	699,154	4,986,009
Ryanair Holdings PLC, ADR	41,024	4,155,731

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value
Italy - 2.61% (continued)
Foreign Common Stocks - 2.61% (continued)
UniCredit SpA A	191,101	$7,839,376

Total Foreign Common Stocks		16,981,116

Total Italy (Cost $13,269,233)		16,981,116

Japan - 11.11%
Foreign Common Stocks - 11.11%
Asics Corp.A	186,900	3,057,406
Bandai Namco Holdings, Inc.A	84,100	1,786,923
FANUC Corp.A	159,000	4,750,055
Fujitsu Ltd.A	189,000	3,375,215
Hitachi Ltd.A	127,800	2,762,072
Kokusai Electric Corp.A	107,200	3,094,257
MatsukiyoCocokara & Co.A	205,200	3,351,280
Mitsubishi Electric Corp.A	176,100	2,956,109
Mitsui Fudosan Co., Ltd.A	73,000	755,810
Murata Manufacturing Co. Ltd.A	112,400	2,485,823
NEC Corp.A	19,800	1,734,480
Nippon Sanso Holdings Corp.A	92,500	3,031,702
Nitori Holdings Co. Ltd.A	24,400	2,912,212
Otsuka Holdings Co. Ltd.A	51,900	2,685,318
Renesas Electronics Corp.A	487,533	8,613,793
Seven & i Holdings Co. Ltd.A	261,000	3,137,028
Shimadzu Corp.A	69,200	2,044,968
SUMCO Corp.A	582,100	9,527,047
Suzuki Motor Corp.A	311,300	3,616,884
Takeda Pharmaceutical Co. Ltd.A	98,500	2,814,681
Tokyo Electron Ltd.A	19,300	3,896,900

Total Foreign Common Stocks		72,389,963

Total Japan (Cost $64,307,048)		72,389,963

Jordan - 0.36% (Cost $2,315,050)
Foreign Common Stocks - 0.36%
Hikma Pharmaceuticals PLCA	97,217	2,369,681

Netherlands - 4.74%
Foreign Common Stocks - 4.74%
Akzo Nobel NVA	78,588	4,845,526
Heineken NVA	11,854	1,051,608
ING Groep NVA	719,718	13,049,105
Koninklijke Philips NVA C	152,672	4,304,344
NN Group NVA	152,216	7,614,403

Total Foreign Common Stocks		30,864,986

Total Netherlands (Cost $26,252,244)		30,864,986

Republic of Korea - 4.79%
Foreign Common Stocks - 4.79%
BGF retail Co. Ltd.A	20,188	1,510,778
Hyundai Mobis Co. Ltd.A	30,740	4,925,109
KT&G Corp.A	107,085	7,258,281
LG Corp.A	49,779	3,136,436
LG Uplus Corp.A	217,651	1,588,420
Samsung Electronics Co. Ltd.A	197,112	12,119,300

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value
Republic of Korea - 4.79% (continued)
Foreign Common Stocks - 4.79% (continued)
SK Hynix, Inc.A	4,804	$697,316

Total Foreign Common Stocks		31,235,640

Total Republic of Korea (Cost $27,545,300)		31,235,640

Singapore - 0.88%
Foreign Common Stocks - 0.88%
DBS Group Holdings Ltd.A	133,051	3,648,153
United Overseas Bank Ltd.A	85,500	2,065,641

Total Foreign Common Stocks		5,713,794

Total Singapore (Cost $3,743,622)		5,713,794

Spain - 0.89%
Foreign Common Stocks - 0.89%
Aena SME SAA D	8,472	1,605,812
Amadeus IT Group SAA	31,063	2,042,421
Industria de Diseno Textil SAA	43,741	2,119,526

Total Foreign Common Stocks		5,767,759

Total Spain (Cost $4,655,461)		5,767,759

Sweden - 0.95%
Foreign Common Stocks - 0.95%
Sandvik ABA	183,463	3,748,698
Volvo Car AB, Class BA B C	855,704	2,418,667

Total Foreign Common Stocks		6,167,365

Total Sweden (Cost $7,684,681)		6,167,365

Switzerland - 2.52%
Foreign Common Stocks - 2.52%
ABB Ltd.A	78,776	4,371,682
Adecco Group AGA	238,693	8,131,592
Cie Financiere Richemont SA, Class AA	18,492	2,816,609
Julius Baer Group Ltd.A	20,688	1,126,849

Total Foreign Common Stocks		16,446,732

Total Switzerland (Cost $14,385,066)		16,446,732

United Kingdom - 21.21%
Foreign Common Stocks - 21.21%
3i Group PLCA	90,758	3,645,223
AstraZeneca PLCA	44,662	7,080,965
AstraZeneca PLC, ADR	15,230	1,205,454
Barclays PLCA	4,830,255	14,442,834
Barratt Developments PLCA	425,700	2,873,824
Berkeley Group Holdings PLCA	21,233	1,385,097
British American Tobacco PLCA	430,684	15,277,206
Coca-Cola Europacific Partners PLCA	43,902	3,232,784
Compass Group PLCA	170,922	5,260,996
Diageo PLCA	143,013	4,454,172
JD Sports Fashion PLCA	970,482	1,645,538
Kingfisher PLCA	2,272,045	8,084,919
Legal & General Group PLCA	657,150	1,957,864
National Grid PLCA	45,782	582,000
NatWest Group PLCA	320,091	1,510,568

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value
United Kingdom - 21.21% (continued)
Foreign Common Stocks - 21.21% (continued)
Nomad Foods Ltd.	102,701	$1,962,616
Reckitt Benckiser Group PLCA	237,347	12,738,823
RELX PLCA	218,012	10,280,873
Rentokil Initial PLCA	375,064	2,286,631
Rolls-Royce Holdings PLCA C	1,472,037	8,491,622
RS Group PLCA	254,022	2,678,278
Segro PLCA	134,828	1,589,735
Standard Chartered PLCA	290,400	2,853,259
Taylor Wimpey PLCA	2,504,541	5,117,380
Unilever PLCA	105,502	6,472,048
WH Smith PLCA	118,021	2,006,344
Whitbread PLCA	41,353	1,543,878
WPP PLCA	777,361	7,515,587

Total Foreign Common Stocks		138,176,518

Total United Kingdom (Cost $120,589,095)		138,176,518

United States - 14.80%
Common Stocks - 14.80%
Aon PLC, Class A	12,606	4,141,197
BP PLCA	1,381,708	8,148,782
Chubb Ltd.	9,693	2,671,972
CNH Industrial NV	335,334	3,571,307
Constellium SEC	56,192	1,000,780
CRH PLC	39,858	3,415,831
Experian PLCA	57,303	2,701,833
GSK PLCA	732,422	14,184,063
ICON PLCC	11,803	3,876,577
Roche Holding AGA	74,691	24,192,248
Sanofi SAA	120,725	12,415,498
Shell PLCA	176,308	6,432,783
Signify NVA D	156,734	3,889,777
Smurfit WestRock PLC	129,516	5,807,497

Total Common Stocks		96,450,145

Total United States (Cost $95,471,298)		96,450,145

SHORT-TERM INVESTMENTS - 4.02% (Cost $26,223,620)
Investment Companies - 4.02%
American Beacon U.S. Government Money Market Select Fund, 5.21%F G	26,223,620	26,223,620

SECURITIES LENDING COLLATERAL - 0.06% (Cost $372,375)
Investment Companies - 0.06%
American Beacon U.S. Government Money Market Select Fund, 5.21%F G	372,375	372,375

TOTAL INVESTMENTS - 99.39% (Cost $605,280,222)		647,491,702
OTHER ASSETS, NET OF LIABILITIES - 0.61%		3,994,998

TOTAL NET ASSETS - 100.00%		$651,486,700

Percentages are stated as a percent of net assets.

A

Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $569,317,122 or 87.39% of net assets.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at July 31, 2024.
C	Non-income producing security.
D

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $15,454,980 or 2.37% of net assets. The Fund has no right to demand registration of these securities.

E	A type of Preferred Stock that has no maturity date.
F	7-day yield.
G	The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

REIT - Real Estate Investment Trusts.

Long Futures Contracts Open on July 31, 2024:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
ICE U.S. mini MSCI EAFE Index Futures	267	September 2024	$31,661,741	$31,902,495	$240,754

			$31,661,741	$31,902,495	$240,754

Index Abbreviations:

ICE	Intercontinental Exchange.
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2024, the investments were classified as described below:

International Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$—	$3,016,446	$—	$3,016,446
Belgium	—	7,121,345	—	7,121,345
Brazil	1,022,603	—	—	1,022,603
Canada	15,499,624	—	—	15,499,624
China/Hong Kong	—	19,093,721	—	19,093,721
Denmark	—	1,676,452	—	1,676,452
Finland	—	5,217,474	—	5,217,474
France	—	85,936,516	—	85,936,516
Germany	—	53,197,450	—	53,197,450
Israel	3,247,396	—	—	3,247,396
Italy	4,155,731	12,825,385	—	16,981,116
Japan	—	72,389,963	—	72,389,963
Jordan	—	2,369,681	—	2,369,681
Netherlands	—	30,864,986	—	30,864,986
Republic of Korea	—	31,235,640	—	31,235,640
Singapore	—	5,713,794	—	5,713,794
Spain	—	5,767,759	—	5,767,759
Sweden	—	6,167,365	—	6,167,365
Switzerland	—	16,446,732	—	16,446,732
United Kingdom	3,168,070	135,008,448	—	138,176,518
Foreign Preferred Stocks
Germany	—	3,302,981	—	3,302,981
Common Stocks
United States	24,485,161	71,964,984	—	96,450,145

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

Short-Term Investments	26,223,620	—	—	26,223,620
Securities Lending Collateral	372,375	—	—	372,375

Total Investments in Securities - Assets	$78,174,580	$569,317,122	$—	$647,491,702

Financial Derivative Instruments - Assets
Futures Contracts	$240,754	$—	$—	$240,754

Total Financial Derivative Instruments - Assets	$240,754	$—	$—	$240,754

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 90.16%
Communication Services - 3.92%
Entertainment - 0.69%
Electronic Arts, Inc.	113,779	$17,173,802
Warner Bros Discovery, Inc.A	871,500	7,538,475

		24,712,277

Interactive Media & Services - 1.14%
Alphabet, Inc., Class A	240,004	41,170,286

Media - 2.09%
Comcast Corp., Class A	1,597,377	65,923,749
Omnicom Group, Inc.	59,878	5,870,439
Paramount Global, Class B	279,600	3,193,032

		74,987,220

Total Communication Services		140,869,783

Consumer Discretionary - 6.25%
Automobile Components - 1.21%
Adient PLCA	111,598	2,874,764
Aptiv PLCA	492,805	34,195,739
BorgWarner, Inc.	176,600	6,235,746

		43,306,249

Automobiles - 1.00%
General Motors Co.	814,432	36,095,626

Hotels, Restaurants & Leisure - 2.71%
Aramark	617,613	21,165,597
Booking Holdings, Inc.	1,580	5,869,716
Carnival Corp.A	1,332,762	22,203,815
Las Vegas Sands Corp.	604,058	23,962,981
Marriott International, Inc., Class A	60,769	13,812,794
Wynn Resorts Ltd.	127,300	10,542,986

		97,557,889

Specialty Retail - 1.33%
Lithia Motors, Inc.	85,078	23,509,604
Lowe’s Cos., Inc.	98,645	24,218,334

		47,727,938

Total Consumer Discretionary		224,687,702

Consumer Staples - 4.15%
Beverages - 1.05%
Keurig Dr Pepper, Inc.	664,168	22,767,679
PepsiCo, Inc.	86,951	15,013,829

		37,781,508

Consumer Staples Distribution & Retail - 0.46%
Target Corp.	108,803	16,365,059

Food Products - 1.17%
Conagra Brands, Inc.	290,600	8,810,992
Kraft Heinz Co.	162,100	5,707,541
Mondelez International, Inc., Class A	198,303	13,554,010
Nestle SA, ADR	140,089	14,147,588

		42,220,131

Household Products - 0.23%
Kimberly-Clark Corp.	60,626	8,187,542

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 90.16% (continued)
Consumer Staples - 4.15% (continued)
Personal Products - 0.29%
Kenvue, Inc.	557,872	$10,315,053

Tobacco - 0.95%
Philip Morris International, Inc.	296,997	34,202,175

Total Consumer Staples		149,071,468

Energy - 8.93%
Energy Equipment & Services - 1.95%
Baker Hughes Co.	340,000	13,164,800
Halliburton Co.	817,788	28,360,888
NOV, Inc.	1,094,100	22,779,162
Schlumberger NV	121,900	5,886,551

		70,191,401

Oil, Gas & Consumable Fuels - 6.98%
APA Corp.	1,218,000	37,989,420
Chevron Corp.	107,030	17,175,104
ConocoPhillips	244,091	27,142,919
EOG Resources, Inc.	77,854	9,871,887
Exxon Mobil Corp.	464,261	55,056,712
Hess Corp.	153,123	23,492,131
Marathon Oil Corp.	390,786	10,961,547
Murphy Oil Corp.	122,670	5,076,085
Ovintiv, Inc.	342,200	15,891,768
Phillips 66	173,505	25,241,507
Shell PLC, ADR	313,722	22,970,725

		250,869,805

Total Energy		321,061,206

Financials - 21.76%
Banks - 7.91%
Bank of America Corp.	216,800	8,739,208
Citigroup, Inc.	939,699	60,967,671
Citizens Financial Group, Inc.	474,753	20,257,711
First Citizens BancShares, Inc., Class A	3,506	7,319,441
JPMorgan Chase & Co.	255,406	54,350,397
M&T Bank Corp.	79,186	13,633,454
PNC Financial Services Group, Inc.	76,304	13,818,654
Truist Financial Corp.	221,800	9,912,242
U.S. Bancorp	830,442	37,270,237
Wells Fargo & Co.	977,503	58,005,028

		284,274,043

Capital Markets - 3.34%
Bank of New York Mellon Corp.	271,500	17,666,505
BlackRock, Inc.	14,986	13,135,229
Goldman Sachs Group, Inc.	22,853	11,632,862
KKR & Co., Inc.	110,628	13,657,027
Morgan Stanley	221,663	22,877,838
Nasdaq, Inc.	269,398	18,232,857
State Street Corp.	268,880	22,846,734

		120,049,052

Consumer Finance - 1.67%
American Express Co.	183,659	46,473,073
Capital One Financial Corp.	38,800	5,874,320

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 90.16% (continued)
Financials - 21.76% (continued)
Consumer Finance - 1.67% (continued)
Discover Financial Services	52,800	$7,602,672

		59,950,065

Financial Services - 1.92%
Corebridge Financial, Inc.	396,400	11,713,620
Fidelity National Information Services, Inc.	749,186	57,559,960

		69,273,580

Insurance - 6.92%
Allstate Corp.	135,086	23,115,916
American International Group, Inc.	603,112	47,784,564
Aon PLC, Class A	82,913	27,237,749
Chubb Ltd.	79,942	22,036,812
Hartford Financial Services Group, Inc.	212,500	23,570,500
Marsh & McLennan Cos., Inc.	128,044	28,498,753
Progressive Corp.	184,265	39,454,822
Travelers Cos., Inc.	89,797	19,435,663
Willis Towers Watson PLC	62,038	17,512,087

		248,646,866

Total Financials		782,193,606

Health Care - 14.10%
Biotechnology - 0.42%
AbbVie, Inc.	82,491	15,287,232

Health Care Equipment & Supplies - 2.36%
Abbott Laboratories	122,715	13,000,427
GE HealthCare Technologies, Inc.	253,920	21,489,250
Medtronic PLC	553,819	44,482,742
Zimmer Biomet Holdings, Inc.	52,567	5,853,335

		84,825,754

Health Care Providers & Services - 7.31%
Centene Corp.A	211,900	16,299,348
Cigna Group	133,875	46,678,196
CVS Health Corp.	443,900	26,780,487
Elevance Health, Inc.	157,647	83,872,933
HCA Healthcare, Inc.	32,300	11,726,515
Humana, Inc.	22,400	8,100,064
Labcorp Holdings, Inc.	27,200	5,859,968
McKesson Corp.	51,206	31,595,126
UnitedHealth Group, Inc.	55,035	31,708,966

		262,621,603

Life Sciences Tools & Services - 0.66%
Avantor, Inc.A	889,071	23,782,649

Pharmaceuticals - 3.35%
GSK PLC, ADR	137,227	5,320,291
Johnson & Johnson	162,078	25,584,012
Merck & Co., Inc.	335,057	37,904,999
Pfizer, Inc.	589,574	18,005,590
Roche Holding AG, ADRB	88,270	3,575,818
Sanofi SA, ADR	579,193	30,007,989

		120,398,699

Total Health Care		506,915,937

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 90.16% (continued)
Industrials - 11.86%
Aerospace & Defense - 3.37%
Boeing Co.A	166,642	$31,761,965
General Dynamics Corp.	106,918	31,937,476
Northrop Grumman Corp.	35,949	17,410,820
RTX Corp.	340,840	40,045,291

		121,155,552

Air Freight & Logistics - 0.68%
FedEx Corp.	81,190	24,539,678

Building Products - 0.92%
Johnson Controls International PLC	344,862	24,671,427
Trane Technologies PLC	25,603	8,558,571

		33,229,998

Commercial Services & Supplies - 0.02%
Veralto Corp.	6,527	695,517

Construction & Engineering - 0.41%
AECOM	109,210	9,895,518
Fluor Corp.A	96,700	4,651,270

		14,546,788

Electrical Equipment - 1.20%
Eaton Corp. PLC	49,107	14,967,322
Vertiv Holdings Co.	358,048	28,178,378

		43,145,700

Ground Transportation - 1.39%
JB Hunt Transport Services, Inc.	103,365	17,897,650
Norfolk Southern Corp.	37,400	9,333,544
Union Pacific Corp.	92,590	22,844,731

		50,075,925

Industrial Conglomerates - 0.51%
Honeywell International, Inc.	88,938	18,210,056

Machinery - 2.30%
CNH Industrial NV	1,082,839	11,532,235
Cummins, Inc.	58,197	16,981,885
Illinois Tool Works, Inc.	45,914	11,353,614
Otis Worldwide Corp.	38,981	3,683,705
PACCAR, Inc.	195,491	19,287,142
Stanley Black & Decker, Inc.	134,584	14,214,762
Timken Co.	65,400	5,686,530

		82,739,873

Professional Services - 0.94%
Equifax, Inc.	42,531	11,881,885
Jacobs Solutions, Inc.	148,951	21,798,979

		33,680,864

Trading Companies & Distributors - 0.12%
WW Grainger, Inc.	4,282	4,182,700

Total Industrials		426,202,651

Information Technology - 8.19%
Communications Equipment - 1.11%
F5, Inc.A	195,500	39,811,620

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 90.16% (continued)
Information Technology - 8.19% (continued)
Electronic Equipment, Instruments & Components - 0.47%
Corning, Inc.	131,340	$5,254,914
TE Connectivity Ltd.	75,800	11,698,214

		16,953,128

IT Services - 0.51%
Cognizant Technology Solutions Corp., Class A	240,649	18,212,316

Semiconductors & Semiconductor Equipment - 4.11%
Analog Devices, Inc.	105,726	24,462,882
Broadcom, Inc.	258,530	41,540,600
KLA Corp.	24,467	20,138,054
Micron Technology, Inc.	55,700	6,116,974
QUALCOMM, Inc.	205,530	37,190,654
Texas Instruments, Inc.	90,767	18,499,222

		147,948,386

Software - 1.99%
Oracle Corp.	251,216	35,032,071
Workday, Inc., Class AA	160,600	36,475,472

		71,507,543

Total Information Technology		294,432,993

Materials - 4.11%
Chemicals - 3.34%
Air Products & Chemicals, Inc.	141,182	37,250,871
Axalta Coating Systems Ltd.A	735,103	26,206,422
Corteva, Inc.	108,923	6,110,580
DuPont de Nemours, Inc.	293,647	24,578,254
Olin Corp.	304,200	13,874,562
PPG Industries, Inc.	53,122	6,745,431
Sherwin-Williams Co.	15,295	5,365,486

		120,131,606

Construction Materials - 0.77%
CRH PLC	324,300	27,792,510

Total Materials		147,924,116

Real Estate - 1.76%
Industrial REITs - 0.52%
Prologis, Inc.	147,805	18,630,820

Specialized REITs - 1.24%
Public Storage	68,228	20,190,030
VICI Properties, Inc.	776,553	24,275,047

		44,465,077

Total Real Estate		63,095,897

Utilities - 5.13%
Electric Utilities - 4.32%
American Electric Power Co., Inc.	52,995	5,199,869
Duke Energy Corp.	194,070	21,206,029
Entergy Corp.	321,395	37,272,178
Exelon Corp.	208,181	7,744,333
PG&E Corp.	639,190	11,665,218
Pinnacle West Capital Corp.	230,909	19,763,501
PPL Corp.	755,954	22,466,953

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 90.16% (continued)
Utilities - 5.13% (continued)
Electric Utilities - 4.32% (continued)
Southern Co.	268,210	$22,400,899
Xcel Energy, Inc.	128,881	7,511,185

		155,230,165

Multi-Utilities - 0.81%
Dominion Energy, Inc.	544,889	29,129,766

Total Utilities		184,359,931

Total Common Stocks (Cost $2,115,076,832)		3,240,815,290

FOREIGN COMMON STOCKS - 6.28%
Communication Services - 0.54%
Wireless Telecommunication Services - 0.22%
Vodafone Group PLC, ADR	834,450	7,810,452

Media - 0.32%
WPP PLC, ADR	242,900	11,741,786

Total Communication Services		19,552,238

Consumer Discretionary - 0.57%
Automobile Components - 0.57%
Magna International, Inc.B	457,800	20,312,586

Consumer Staples - 1.38%
Beverages - 0.56%
Anheuser-Busch InBev SA, ADRB	146,300	8,704,850
Diageo PLC, ADR	92,313	11,516,047

		20,220,897

Household Products - 0.17%
Reckitt Benckiser Group PLC, ADR	554,162	5,984,949

Personal Products - 0.65%
Unilever PLC, ADR	383,320	23,535,848

Total Consumer Staples		49,741,694

Energy - 1.07%
Oil, Gas & Consumable Fuels - 1.07%
Cenovus Energy, Inc.	372,100	7,490,373
Enbridge, Inc.	825,786	30,900,912

		38,391,285

Total Energy		38,391,285

Financials - 0.48%
Banks - 0.48%
Bank of Nova Scotia	368,056	17,177,174

Industrials - 0.16%
Ground Transportation - 0.16%
Canadian National Railway Co.	47,884	5,542,573

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value
FOREIGN COMMON STOCKS - 6.28% (continued)
Information Technology - 2.08%
Communications Equipment - 1.06%
Telefonaktiebolaget LM Ericsson, ADRB	5,534,120	$38,130,087

IT Services - 0.62%
Accenture PLC, Class A	67,351	22,267,587

Semiconductors & Semiconductor Equipment - 0.40%
NXP Semiconductors NV	54,736	14,404,326

Total Information Technology		74,802,000

Total Foreign Common Stocks (Cost $182,301,997)		225,519,550

SHORT-TERM INVESTMENTS - 2.14% (Cost $76,895,162)
Investment Companies - 2.14%
American Beacon U.S. Government Money Market Select Fund, 5.21%C D	76,895,162	76,895,162

SECURITIES LENDING COLLATERAL - 0.56% (Cost $20,118,318)
Investment Companies - 0.56%
American Beacon U.S. Government Money Market Select Fund, 5.21%C D	20,118,318	20,118,318

TOTAL INVESTMENTS - 99.14% (Cost $2,394,392,309)		3,563,348,320
OTHER ASSETS, NET OF LIABILITIES - 0.86%		31,015,923

TOTAL NET ASSETS - 100.00%		$3,594,364,243

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at July 31, 2024.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

REIT - Real Estate Investment Trusts.

Long Futures Contracts Open on July 31, 2024:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini Standard & Poor’s 500 Index Futures	316	September 2024	$87,613,039	$87,816,400	$203,361

			$87,613,039	$87,816,400	$203,361

Index Abbreviations:

CME	Chicago Mercantile Exchange.

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2024, the investments were classified as described below:

Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$3,240,815,290	$—	$—	$3,240,815,290
Foreign Common Stocks	225,519,550	—	—	225,519,550
Short-Term Investments	76,895,162	—	—	76,895,162
Securities Lending Collateral	20,118,318	—	—	20,118,318

Total Investments in Securities - Assets	$3,563,348,320	$—	$—	$3,563,348,320

Financial Derivative Instruments - Assets
Futures Contracts	$203,361	$—	$—	$203,361

Total Financial Derivative Instruments - Assets	$203,361	$—	$—	$203,361

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 91.27%
Communication Services - 2.29%
Entertainment - 0.37%
IMAX Corp.A	231,697	$4,888,807
Lions Gate Entertainment Corp., Class AA B	725,415	6,652,055
Lions Gate Entertainment Corp., Class BA	774,816	6,384,484

		17,925,346

Interactive Media & Services - 0.30%
IAC, Inc.A	185,102	9,775,237
Shutterstock, Inc.B	104,574	4,624,262

		14,399,499

Media - 1.62%
John Wiley & Sons, Inc., Class A	203,877	9,735,127
Magnite, Inc.A	686,673	9,984,226
National CineMedia, Inc.A	1,925,900	11,632,436
Scholastic Corp.	103,549	3,244,190
Stagwell, Inc.A	5,526,749	36,918,683
TEGNA, Inc.	443,153	7,059,427

		78,574,089

Total Communication Services		110,898,934

Consumer Discretionary - 12.64%
Automobile Components - 2.70%
Adient PLCA	1,638,852	42,216,827
American Axle & Manufacturing Holdings, Inc.A	2,390,823	17,763,815
BorgWarner, Inc.	321,372	11,347,645
Gentherm, Inc.A	519,331	28,656,685
Goodyear Tire & Rubber Co.A	666,750	7,800,975
Lear Corp.	66,590	8,126,644
Patrick Industries, Inc.	40,194	5,147,244
Standard Motor Products, Inc.	30,828	1,009,000
Visteon Corp.A	75,757	8,752,964

		130,821,799

Automobiles - 0.34%
Harley-Davidson, Inc.	340,100	12,753,750
Winnebago Industries, Inc.	55,404	3,463,858

		16,217,608

Broadline Retail - 0.29%
Kohl’s Corp.B	281,237	6,091,593
Nordstrom, Inc.	337,818	7,712,385

		13,803,978

Diversified Consumer Services - 0.21%
Graham Holdings Co., Class B	8,067	6,250,715
Perdoceo Education Corp.	165,922	4,113,206

		10,363,921

Hotels, Restaurants & Leisure - 2.09%
Bloomin’ Brands, Inc.	723,977	15,094,920
Cheesecake Factory, Inc.	165,544	6,438,006
Dave & Buster’s Entertainment, Inc.A	321,701	12,099,175
International Game Technology PLC	980,999	23,024,046
Marriott Vacations Worldwide Corp.	293,000	24,781,940
Papa John’s International, Inc.	259,916	11,496,085

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 91.27% (continued)
Consumer Discretionary - 12.64% (continued)
Hotels, Restaurants & Leisure - 2.09% (continued)
Travel & Leisure Co.	180,244	$8,307,446

		101,241,618

Household Durables - 2.46%
Beazer Homes USA, Inc.A	79,797	2,686,765
Cavco Industries, Inc.A	13,796	5,720,098
Century Communities, Inc.	80,409	8,419,626
Dream Finders Homes, Inc., Class AA	87,350	2,755,892
Ethan Allen Interiors, Inc.	56,624	1,747,983
Green Brick Partners, Inc.A	113,559	8,306,841
KB Home	175,400	15,098,432
Landsea Homes Corp.A	21,945	267,290
Legacy Housing Corp.A	38,241	1,089,104
Lovesac Co.A	173,559	4,748,574
M/I Homes, Inc.A	70,160	11,704,793
Meritage Homes Corp.	37,930	7,694,859
Newell Brands, Inc.	2,526,275	21,700,702
Sonos, Inc.A	98,204	1,325,754
Tri Pointe Homes, Inc.A	298,817	13,521,469
Whirlpool Corp.	66,210	6,751,434
Worthington Enterprises, Inc.	111,336	5,556,780

		119,096,396

Leisure Products - 0.10%
YETI Holdings, Inc.A	115,679	4,783,327

Specialty Retail - 3.33%
1-800-Flowers.com, Inc., Class AA	67,770	702,097
Academy Sports & Outdoors, Inc.	182,351	9,859,719
American Eagle Outfitters, Inc.	419,670	9,253,724
Arhaus, Inc.	491,507	7,465,991
Asbury Automotive Group, Inc.A	51,137	13,767,103
Buckle, Inc.	128,470	5,548,619
Build-A-Bear Workshop, Inc.	32,860	891,163
Caleres, Inc.	156,398	6,030,707
Foot Locker, Inc.	234,778	6,822,649
Group 1 Automotive, Inc.	36,550	13,367,066
Guess?, Inc.	135,365	3,255,528
Haverty Furniture Cos., Inc.	34,156	999,746
Lithia Motors, Inc.	25,800	7,129,314
MarineMax, Inc.A	56,471	1,969,144
Monro, Inc.	286,974	8,844,539
ODP Corp.A	510,115	21,552,359
OneWater Marine, Inc., Class AA B	36,143	892,009
Sally Beauty Holdings, Inc.A	261,744	2,996,969
Signet Jewelers Ltd.	112,757	9,486,246
Sonic Automotive, Inc., Class A	328,178	19,539,718
Urban Outfitters, Inc.A	166,926	7,686,942
Victoria’s Secret & Co.A	183,370	3,254,818

		161,316,170

Textiles, Apparel & Luxury Goods - 1.12%
Capri Holdings Ltd.A	128,840	4,321,294
Carter’s, Inc.B	86,583	5,242,601
Figs, Inc., Class AA	894,259	5,812,683
G-III Apparel Group Ltd.A	113,663	3,133,689
Levi Strauss & Co., Class A	451,485	8,275,720
Movado Group, Inc.	36,816	953,534
Oxford Industries, Inc.	35,955	3,787,140

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 91.27% (continued)
Consumer Discretionary - 12.64% (continued)
Textiles, Apparel & Luxury Goods - 1.12% (continued)
PVH Corp.	36,674	$3,740,381
VF Corp.B	1,127,758	19,126,776

		54,393,818

Total Consumer Discretionary		612,038,635

Consumer Staples - 2.03%
Beverages - 0.54%
Boston Beer Co., Inc., Class AA	26,573	7,446,020
Primo Water Corp.	846,923	18,573,022

		26,019,042

Consumer Staples Distribution & Retail - 0.07%
Ingles Markets, Inc., Class A	32,603	2,642,473
Village Super Market, Inc., Class A	24,800	785,664

		3,428,137

Food Products - 1.19%
Darling Ingredients, Inc.A	607,099	24,120,043
Fresh Del Monte Produce, Inc.	105,100	2,632,755
Hain Celestial Group, Inc.A	2,317,709	17,939,068
J & J Snack Foods Corp.	73,145	12,339,561
Seneca Foods Corp., Class AA	13,490	813,987

		57,845,414

Personal Products - 0.06%
Herbalife Ltd.A	227,655	2,795,603

Tobacco - 0.17%
Universal Corp.	62,142	3,319,626
Vector Group Ltd.	398,200	5,088,996

		8,408,622

Total Consumer Staples		98,496,818

Energy - 7.14%
Energy Equipment & Services - 3.82%
Atlas Energy Solutions, Inc.B	1,096,707	23,294,057
Bristow Group, Inc.A	65,135	2,471,873
Cactus, Inc., Class A	151,862	9,585,529
Expro Group Holdings NVA	704,643	16,361,811
Helix Energy Solutions Group, Inc.A	385,544	4,549,419
Helmerich & Payne, Inc.	481,769	19,473,103
Liberty Energy, Inc.	788,229	19,035,730
NOV, Inc.	3,038,186	63,255,033
Patterson-UTI Energy, Inc.	2,181,285	23,972,322
Select Water Solutions, Inc.	231,312	2,734,108

		184,732,985

Oil, Gas & Consumable Fuels - 3.32%
Antero Resources Corp.A	352,922	10,241,796
APA Corp.	153,239	4,779,524
Berry Corp.	1,575,156	10,805,570
Centrus Energy Corp., Class AA	113,594	4,962,922
CNX Resources Corp.A	832,251	22,029,684
Comstock Resources, Inc.B	769,654	7,288,623
CONSOL Energy, Inc.A	74,313	7,417,180
Crescent Energy Co., Class A	350,900	4,291,507
International Seaways, Inc.	122,985	6,887,160
Kinetik Holdings, Inc.	58,387	2,421,893

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 91.27% (continued)
Energy - 7.14% (continued)
Oil, Gas & Consumable Fuels - 3.32% (continued)
Magnolia Oil & Gas Corp., Class A	334,736	$9,118,209
NextDecade Corp.A	946,760	7,678,224
Northern Oil & Gas, Inc.	236,432	10,211,498
PBF Energy, Inc., Class A	198,984	8,108,598
Peabody Energy Corp.	295,484	6,562,700
Range Resources Corp.	97,506	3,045,112
Sitio Royalties Corp., Class A	865,482	21,074,487
Viper Energy, Inc.	201,416	8,594,421
World Kinect Corp.	182,781	5,105,073

		160,624,181

Total Energy		345,357,166

Financials - 21.82%
Banks - 12.42%
Amalgamated Financial Corp.	44,945	1,429,700
Ameris Bancorp	121,294	7,385,592
Associated Banc-Corp.	337,441	7,754,394
Atlantic Union Bankshares Corp.	131,458	5,427,901
Axos Financial, Inc.A	109,938	8,026,573
Bank OZK	201,918	9,467,935
BankUnited, Inc.	40,938	1,576,932
Bar Harbor Bankshares	25,180	804,753
Business First Bancshares, Inc.	35,693	907,316
Byline Bancorp, Inc.	80,069	2,245,935
Cadence Bank	323,395	10,629,994
Cathay General Bancorp	130,809	5,797,455
Central Pacific Financial Corp.	13,760	358,998
Columbia Banking System, Inc.	1,702,479	44,536,851
Community Trust Bancorp, Inc.	32,591	1,653,016
CrossFirst Bankshares, Inc.A	86,486	1,603,450
Cullen/Frost Bankers, Inc.	154,711	18,110,470
Customers Bancorp, Inc.A	57,452	3,704,505
Eastern Bankshares, Inc.	95,032	1,581,332
Enterprise Financial Services Corp.	58,335	3,084,171
Farmers National Banc Corp.	67,397	1,052,067
FB Financial Corp.	82,067	3,831,708
First Bancshares, Inc.	54,246	1,807,477
First Busey Corp.	99,410	2,727,810
First Commonwealth Financial Corp.	187,557	3,391,031
First Financial Bancorp	166,970	4,568,299
First Hawaiian, Inc.	1,508,642	37,776,396
First Horizon Corp.	1,385,472	23,178,947
First Merchants Corp.	32,737	1,320,938
FNB Corp.	629,392	9,654,873
Fulton Financial Corp.	552,113	10,694,429
Glacier Bancorp, Inc.	637,671	28,510,270
Great Southern Bancorp, Inc.	21,286	1,332,716
Hancock Whitney Corp.	70,361	3,850,858
Heritage Financial Corp.	221,903	5,141,493
Hilltop Holdings, Inc.	300,465	9,912,340
HomeTrust Bancshares, Inc.	31,872	1,130,500
Independent Bank Corp.	40,440	2,083,684
International Bancshares Corp.	113,617	7,662,330
Live Oak Bancshares, Inc.	628,779	28,383,084
Mercantile Bank Corp.	29,293	1,416,609
Midland States Bancorp, Inc.	38,269	908,506

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 91.27% (continued)
Financials - 21.82% (continued)
Banks - 12.42% (continued)
National Bank Holdings Corp., Class A	498,387	$20,872,448
NBT Bancorp, Inc.	411,980	20,195,260
Nicolet Bankshares, Inc.	13,736	1,381,292
Northwest Bancshares, Inc.	185,434	2,603,493
Old National Bancorp	542,949	10,869,839
Old Second Bancorp, Inc.	80,364	1,359,759
Origin Bancorp, Inc.	23,990	824,296
Pacific Premier Bancorp, Inc.	52,771	1,427,983
Pathward Financial, Inc.	45,751	3,090,023
Peoples Bancorp, Inc.	64,764	2,154,698
Pinnacle Financial Partners, Inc.	123,937	11,937,612
Preferred Bank	27,414	2,359,249
Prosperity Bancshares, Inc.	321,392	23,307,348
Provident Financial Services, Inc.	132,950	2,464,893
QCR Holdings, Inc.	30,666	2,344,109
Renasant Corp.	16,220	557,806
S&T Bancorp, Inc.	67,100	2,977,898
Seacoast Banking Corp. of Florida	1,104,694	30,754,681
ServisFirst Bancshares, Inc.	68,795	5,520,111
Simmons First National Corp., Class A	150,844	3,247,671
SmartFinancial, Inc.	19,530	553,480
Southern Missouri Bancorp, Inc.	20,247	1,158,128
SouthState Corp.	52,523	5,198,201
Synovus Financial Corp.	71,000	3,319,250
Texas Capital Bancshares, Inc.A	601,167	39,737,139
Triumph Financial, Inc.A	358,257	32,504,658
TrustCo Bank Corp.	29,813	1,061,641
Trustmark Corp.	17,750	616,458
UMB Financial Corp.	54,095	5,518,772
United Bankshares, Inc.	73,268	2,852,323
United Community Banks, Inc.	209,557	6,485,789
WaFd, Inc.	179,318	6,381,928
Webster Financial Corp.	233,701	11,596,244
WesBanco, Inc.	32,317	1,030,266
Westamerica BanCorp	47,168	2,545,185
WSFS Financial Corp.	69,857	3,946,222

		601,179,791

Capital Markets - 1.64%
Cohen & Steers, Inc.B	80,822	6,936,144
Federated Hermes, Inc.	145,297	4,988,046
Janus Henderson Group PLC	290,449	10,813,416
Oppenheimer Holdings, Inc., Class A	19,705	1,013,231
Perella Weinberg Partners	328,791	6,214,150
StepStone Group, Inc., Class A	255,996	12,866,359
Stifel Financial Corp.	133,297	11,819,445
StoneX Group, Inc.A	57,318	4,776,882
Victory Capital Holdings, Inc., Class A	120,497	6,312,838
Virtus Investment Partners, Inc.	10,651	2,407,126
WisdomTree, Inc.B	927,292	11,071,867

		79,219,504

Consumer Finance - 1.30%
Bread Financial Holdings, Inc.	92,118	5,027,800
Encore Capital Group, Inc.A	43,043	2,175,824
Enova International, Inc.A	56,477	4,883,566
EZCORP, Inc., Class AA	95,449	994,579
Navient Corp.	246,268	4,041,258

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 91.27% (continued)
Financials - 21.82% (continued)
Consumer Finance - 1.30% (continued)
Nelnet, Inc., Class A	32,094	$3,617,315
PRA Group, Inc.A	314,035	8,369,033
SLM Corp.	1,486,980	33,739,576

		62,848,951

Financial Services - 3.02%
Acacia Research Corp.A	179,111	958,244
Burford Capital Ltd.	1,242,935	17,537,813
Essent Group Ltd.	271,626	17,068,978
Euronet Worldwide, Inc.A	43,422	4,428,610
HA Sustainable Infrastructure Capital, Inc.B	1,091,342	35,763,277
Jackson Financial, Inc., Class A	150,010	13,209,881
Merchants Bancorp	49,801	2,241,045
MGIC Investment Corp.	464,645	11,541,782
NMI Holdings, Inc., Class AA	150,757	5,932,288
PennyMac Financial Services, Inc.	91,438	8,971,896
Radian Group, Inc.	288,511	10,703,758
Repay Holdings Corp.A	240,168	2,310,416
Western Union Co.	185,799	2,209,150
WEX, Inc.A	72,443	13,289,668

		146,166,806

Insurance - 3.44%
Ambac Financial Group, Inc.A	81,606	1,076,383
Assured Guaranty Ltd.	107,327	8,840,525
Axis Capital Holdings Ltd.	153,178	11,603,234
Brighthouse Financial, Inc.A	120,180	5,993,377
CNO Financial Group, Inc.	350,873	12,231,433
Donegal Group, Inc., Class A	49,170	724,274
Employers Holdings, Inc.	48,274	2,317,635
Enstar Group Ltd.A	104,040	33,750,576
First American Financial Corp.	238,706	14,460,809
Genworth Financial, Inc., Class AA	859,383	5,818,023
Global Indemnity Group LLC, Class A	335,812	10,242,266
Horace Mann Educators Corp.	650,578	22,490,481
Kemper Corp.	389,821	24,971,933
Lincoln National Corp.	49,339	1,642,989
Oscar Health, Inc., Class AA	249,056	4,403,310
White Mountains Insurance Group Ltd.	3,344	5,972,384

		166,539,632

Total Financials		1,055,954,684

Health Care - 3.05%
Biotechnology - 0.20%
Alkermes PLCA	350,927	9,587,326

Health Care Equipment & Supplies - 0.55%
Globus Medical, Inc., Class AA	222,543	16,014,194
Integer Holdings Corp.A	42,450	5,041,362
Omnicell, Inc.A	190,045	5,551,215

		26,606,771

Health Care Providers & Services - 0.70%
Acadia Healthcare Co., Inc.A	132,832	8,614,155
Encompass Health Corp.	111,022	10,318,385
Ensign Group, Inc.	29,090	4,094,418
ModivCare, Inc.A	277,832	6,340,126

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 91.27% (continued)
Health Care - 3.05% (continued)
Health Care Providers & Services - 0.70% (continued)
R1 RCM, Inc.A	355,367	$4,577,127

		33,944,211

Health Care Technology - 0.33%
Evolent Health, Inc., Class AA	556,321	12,973,406
Health Catalyst, Inc.A	429,110	3,162,540

		16,135,946

Life Sciences Tools & Services - 0.15%
Azenta, Inc.A	117,280	7,305,371

Pharmaceuticals - 1.12%
Biote Corp., Class AA	63,857	506,386
Collegium Pharmaceutical, Inc.A	75,400	2,908,178
Organon & Co.	817,557	17,871,796
Perrigo Co. PLC	1,153,739	32,616,201

		53,902,561

Total Health Care		147,482,186

Industrials - 19.25%
Aerospace & Defense - 0.68%
BWX Technologies, Inc.	204,167	20,312,575
Ducommun, Inc.A	26,829	1,721,617
Kratos Defense & Security Solutions, Inc.A	362,132	8,162,455
Mercury Systems, Inc.A	77,897	2,769,238

		32,965,885

Air Freight & Logistics - 0.46%
Air Transport Services Group, Inc.A	1,376,394	22,214,999

Building Products - 0.71%
Gibraltar Industries, Inc.A	432,605	32,129,573
Zurn Elkay Water Solutions Corp.	73,927	2,399,671

		34,529,244

Commercial Services & Supplies - 2.05%
ACCO Brands Corp.	218,523	1,116,653
ACV Auctions, Inc., Class AA	122,335	2,089,482
Aris Water Solutions, Inc., Class A	119,068	2,108,694
Brink’s Co.	148,520	16,335,715
CoreCivic, Inc.A	259,253	3,613,987
Deluxe Corp.	745,471	18,174,583
Enviri Corp.A	2,171,481	25,666,905
GEO Group, Inc.A	280,797	4,071,556
Interface, Inc.	1,177,133	20,340,858
MillerKnoll, Inc.	112,644	3,494,217
Quad/Graphics, Inc.	481,638	2,201,086

		99,213,736

Construction & Engineering - 1.91%
Fluor Corp.A	873,815	42,030,502
Granite Construction, Inc.	208,500	14,273,910
Matrix Service Co.A	221,262	2,239,171
MYR Group, Inc.A	25,062	3,520,710
Tutor Perini Corp.A	115,825	2,882,884
Valmont Industries, Inc.	16,598	4,952,179

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 91.27% (continued)
Industrials - 19.25% (continued)
Construction & Engineering - 1.91% (continued)
WillScot Holdings Corp.A	555,665	$22,782,265

		92,681,621

Electrical Equipment - 0.79%
EnerSys	303,942	33,412,344
Sensata Technologies Holding PLC	126,686	4,939,487

		38,351,831

Ground Transportation - 1.60%
Covenant Logistics Group, Inc.	19,038	1,065,176
Ryder System, Inc.	83,493	11,702,379
Schneider National, Inc., Class B	374,494	10,077,634
U-Haul Holding Co., NVDR	418,100	26,645,513
Universal Logistics Holdings, Inc.	33,517	1,442,236
Werner Enterprises, Inc.	670,152	26,263,257

		77,196,195

Machinery - 6.31%
Allison Transmission Holdings, Inc.	103,782	9,194,047
Atmus Filtration Technologies, Inc.A	302,500	9,329,100
Barnes Group, Inc.	439,395	17,725,194
Columbus McKinnon Corp.	416,749	15,903,142
Enerpac Tool Group Corp.	965,103	38,797,141
Enpro, Inc.	42,577	7,278,112
Flowserve Corp.	727,454	36,772,800
Greenbrier Cos., Inc.	963,688	49,157,725
Helios Technologies, Inc.	546,662	25,119,119
Hyster-Yale, Inc.	35,412	2,894,577
Kennametal, Inc.	833,498	21,787,638
Lindsay Corp.	41,445	5,221,655
Middleby Corp.A	34,343	4,656,224
Miller Industries, Inc.	148,398	10,082,160
Proto Labs, Inc.A	170,624	5,941,128
Standex International Corp.	102,359	19,120,661
Terex Corp.	157,573	9,968,068
Timken Co.	163,900	14,251,105
Wabash National Corp.	105,471	2,266,572

		305,466,168

Marine Transportation - 0.79%
Genco Shipping & Trading Ltd.	108,104	2,098,299
Kirby Corp.A	292,455	35,936,870

		38,035,169

Passenger Airlines - 0.43%
Alaska Air Group, Inc.A	292,400	10,973,772
JetBlue Airways Corp.A	843,131	5,404,470
SkyWest, Inc.A	55,452	4,432,833

		20,811,075

Professional Services - 1.31%
Concentrix Corp.	43,509	3,067,384
CSG Systems International, Inc.	190,636	8,929,390
Heidrick & Struggles International, Inc.	46,616	1,871,166
Hudson Global, Inc.A	57,162	1,039,777
KBR, Inc.	221,525	14,751,350
Kelly Services, Inc., Class A	73,650	1,732,985
Korn Ferry	200,993	14,817,204

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 91.27% (continued)
Industrials - 19.25% (continued)
Professional Services - 1.31% (continued)
ManpowerGroup, Inc.	225,866	$17,296,818

		63,506,074

Trading Companies & Distributors - 2.21%
Air Lease Corp.	247,170	12,264,575
BlueLinx Holdings, Inc.A	20,372	2,456,660
Boise Cascade Co.	108,160	15,368,454
DNOW, Inc.A	1,506,145	23,134,387
DXP Enterprises, Inc.A	36,000	1,971,360
GMS, Inc.A	74,415	7,160,956
H&E Equipment Services, Inc.	92,400	4,832,520
MRC Global, Inc.A	187,569	2,715,999
MSC Industrial Direct Co., Inc., Class A	77,846	6,924,402
Rush Enterprises, Inc., Class A	212,087	10,818,558
SiteOne Landscape Supply, Inc.A	20,728	3,040,383
WESCO International, Inc.	91,800	16,060,410

		106,748,664

Total Industrials		931,720,661

Information Technology - 8.61%
Communications Equipment - 2.64%
Calix, Inc.A	119,596	4,918,984
Ciena Corp.A	548,353	28,920,137
F5, Inc.A	269,524	54,885,867
Infinera Corp.A B	4,496,502	26,709,222
Lumentum Holdings, Inc.A	108,341	5,609,897
NETGEAR, Inc.A	73,531	1,167,672
Viavi Solutions, Inc.A	700,072	5,628,579

		127,840,358

Electronic Equipment, Instruments & Components - 4.04%
Advanced Energy Industries, Inc.	32,362	3,765,966
Arrow Electronics, Inc.A	317,841	39,313,753
Avnet, Inc.	228,590	12,288,998
Bel Fuse, Inc., Class B	24,403	1,812,411
Belden, Inc.	259,245	24,029,419
Benchmark Electronics, Inc.	82,389	3,943,962
Coherent Corp.A	570,288	39,737,668
Kimball Electronics, Inc.A	55,282	1,310,183
nLight, Inc.A	421,340	5,085,574
Plexus Corp.A	169,049	21,667,010
ScanSource, Inc.A	57,993	3,018,536
TTM Technologies, Inc.A	234,582	4,546,199
Vishay Intertechnology, Inc.	1,440,951	35,029,519

		195,549,198

IT Services - 0.14%
ASGN, Inc.A	70,400	6,664,768

Semiconductors & Semiconductor Equipment - 1.17%
Alpha & Omega Semiconductor Ltd.A	45,000	1,863,000
Cohu, Inc.A	192,460	6,156,795
Diodes, Inc.A	426,813	33,376,777
MaxLinear, Inc.A	169,815	2,401,184
MKS Instruments, Inc.	54,551	6,867,971

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 91.27% (continued)
Information Technology - 8.61% (continued)
Semiconductors & Semiconductor Equipment - 1.17% (continued)
Synaptics, Inc.A	69,214	$6,043,766

		56,709,493

Software - 0.52%
A10 Networks, Inc.	1,207,920	15,811,673
Adeia, Inc.	247,312	2,905,916
Zuora, Inc., Class AA	731,745	6,636,927

		25,354,516

Technology Hardware, Storage & Peripherals - 0.10%
Corsair Gaming, Inc.A	445,123	3,654,460
Eastman Kodak Co.A	202,600	1,177,106

		4,831,566

Total Information Technology		416,949,899

Materials - 7.24%
Chemicals - 2.27%
Ashland, Inc.	218,716	21,138,901
Avient Corp.	304,169	13,760,605
Ecovyst, Inc.A	2,330,816	22,235,985
Koppers Holdings, Inc.	37,524	1,527,602
Olin Corp.	439,975	20,067,260
Rayonier Advanced Materials, Inc.A	162,366	1,079,734
Scotts Miracle-Gro Co.B	217,387	17,086,618
Stepan Co.	154,817	13,102,163

		109,998,868

Construction Materials - 0.15%
Knife River Corp.A	91,396	7,267,810

Containers & Packaging - 0.95%
Greif, Inc., Class A	56,769	3,785,357
Sealed Air Corp.	447,696	17,034,833
Silgan Holdings, Inc.	196,356	10,098,589
Sonoco Products Co.	276,025	14,883,268

		45,802,047

Metals & Mining - 3.68%
Alcoa Corp.	161,155	5,324,561
Alpha Metallurgical Resources, Inc.	32,985	9,744,099
Arch Resources, Inc.	45,815	6,714,188
ATI, Inc.A	555,665	37,624,077
Carpenter Technology Corp.	84,894	12,383,488
Elah Holdings, Inc.A	3,209	96,270
Ferroglobe PLC	3,107,339	17,245,731
Kaiser Aluminum Corp.	435,115	34,239,199
Materion Corp.	264,879	31,899,378
Metallus, Inc.A	101,093	2,266,505
MP Materials Corp.A B	333,992	4,515,572
Olympic Steel, Inc.	26,154	1,325,485
Radius Recycling, Inc.	220,780	4,000,534
Ryerson Holding Corp.	10	238
SunCoke Energy, Inc.	150,493	1,760,768
Warrior Met Coal, Inc.	132,174	9,134,545

		178,274,638

Paper & Forest Products - 0.19%
Clearwater Paper Corp.A	36,880	2,045,734

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 91.27% (continued)
Materials - 7.24% (continued)
Paper & Forest Products - 0.19% (continued)
Sylvamo Corp.	94,786	$6,986,676

		9,032,410

Total Materials		350,375,773

Real Estate - 4.51%
Health Care REITs - 0.22%
CareTrust REIT, Inc.	129,961	3,503,749
Healthpeak Properties, Inc.	329,499	7,189,668

		10,693,417

Hotel & Resort REITs - 0.16%
Sunstone Hotel Investors, Inc.	727,078	7,532,528

Industrial REITs - 1.00%
Americold Realty Trust, Inc.	629,608	18,818,983
First Industrial Realty Trust, Inc.	334,551	18,306,631
STAG Industrial, Inc.	116,992	4,774,443
Terreno Realty Corp.	97,299	6,656,225

		48,556,282

Office REITs - 0.20%
Douglas Emmett, Inc.B	315,107	5,070,072
Highwoods Properties, Inc.	150,031	4,646,460

		9,716,532

Real Estate Management & Development - 1.25%
Howard Hughes Holdings, Inc.A	87,890	6,518,801
Jones Lang LaSalle, Inc.A	123,300	30,935,970
Newmark Group, Inc., Class A	521,374	6,767,434
RMR Group, Inc., Class A	358,673	9,303,978
Seritage Growth Properties, Class AA B	1,108,139	5,651,509
Tejon Ranch Co.A	61,762	1,173,478

		60,351,170

Retail REITs - 0.96%
Agree Realty Corp.	458,042	31,591,157
NETSTREIT Corp.	535,251	8,815,584
Urban Edge Properties	288,242	5,851,312

		46,258,053

Specialized REITs - 0.72%
PotlatchDeltic Corp.	788,804	34,991,346

Total Real Estate		218,099,328

Utilities - 2.69%
Electric Utilities - 1.02%
IDACORP, Inc.	226,694	22,159,339
MGE Energy, Inc.	23,979	2,106,315
OGE Energy Corp.	250,100	9,696,377
PNM Resources, Inc.	190,768	7,932,134
Portland General Electric Co.	157,824	7,477,701

		49,371,866

Gas Utilities - 0.64%
Chesapeake Utilities Corp.	114,701	13,538,159
Southwest Gas Holdings, Inc.	105,038	7,789,618

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 91.27% (continued)
Utilities - 2.69% (continued)
Gas Utilities - 0.64% (continued)
Spire, Inc.	143,041	$9,525,100

		30,852,877

Multi-Utilities - 0.74%
Avista Corp.	445,509	17,455,042
Black Hills Corp.	171,638	10,135,224
Northwestern Energy Group, Inc.	155,097	8,339,566

		35,929,832

Water Utilities - 0.29%
California Water Service Group	259,448	13,870,090

Total Utilities		130,024,665

Total Common Stocks (Cost $3,468,709,077)		4,417,398,749

FOREIGN COMMON STOCKS - 4.55%
Consumer Discretionary - 0.10%
Hotels, Restaurants & Leisure - 0.10%
Genius Sports Ltd.A	720,739	4,922,647

Consumer Staples - 0.23%
Food Products - 0.23%
SunOpta, Inc.A	2,061,810	10,927,593

Energy - 0.64%
Oil, Gas & Consumable Fuels - 0.64%
Baytex Energy Corp.B	1,958,742	7,247,345
Kosmos Energy Ltd.A	4,257,931	23,546,359

Total Energy		30,793,704

Financials - 1.93%
Banks - 1.84%
First BanCorp	151,820	3,256,539
Popular, Inc.	355,047	36,438,474
Bank of NT Butterfield & Son Ltd.	419,886	16,098,429
OFG Bancorp	737,128	33,480,354

		89,273,796

Insurance - 0.09%
SiriusPoint Ltd.A	301,406	4,331,204

Total Financials		93,605,000

Information Technology - 1.33%
Semiconductors & Semiconductor Equipment - 0.91%
Kulicke & Soffa Industries, Inc.	244,080	11,513,253
Tower Semiconductor Ltd.A	796,941	32,515,193

		44,028,446

Communications Equipment - 0.42%
Telefonaktiebolaget LM Ericsson, ADRB	2,957,500	20,377,175

Total Information Technology		64,405,621

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value
Materials - 0.32%
Metals & Mining - 0.25%
Alamos Gold, Inc., Class A	692,767	$11,797,822

Chemicals - 0.07%
Arcadium Lithium PLCA	1,116,119	3,549,259

Total Materials		15,347,081

Total Foreign Common Stocks (Cost $135,669,712)		220,001,646

SHORT-TERM INVESTMENTS - 3.84% (Cost $186,021,687)
Investment Companies - 3.84%
American Beacon U.S. Government Money Market Select Fund, 5.21%C D	186,021,687	186,021,687

SECURITIES LENDING COLLATERAL - 0.30% (Cost $14,611,627)
Investment Companies - 0.30%
American Beacon U.S. Government Money Market Select Fund, 5.21%C D	14,611,627	14,611,627

TOTAL INVESTMENTS - 99.96% (Cost $3,805,012,103)		4,838,033,709
OTHER ASSETS, NET OF LIABILITIES - 0.04%		1,902,949

TOTAL NET ASSETS - 100.00%		$4,839,936,658

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at July 31, 2024.
C	7-day yield.
D	The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.

LLC - Limited Liability Company.

NVDR - Non Voting Depositary Receipt.

PLC - Public Limited Company.

REIT - Real Estate Investment Trusts.

Long Futures Contracts Open on July 31, 2024:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini Russell 2000 Index Futures	1,741	September 2024	$180,058,501	$197,864,650	$17,806,149

			$180,058,501	$197,864,650	$17,806,149

Index Abbreviations:

CME	Chicago Mercantile Exchange.

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2024, the investments were classified as described below:

Small Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$4,417,398,749	$—	$—	$4,417,398,749
Foreign Common Stocks	220,001,646	—	—	220,001,646
Short-Term Investments	186,021,687	—	—	186,021,687
Securities Lending Collateral	14,611,627	—	—	14,611,627

Total Investments in Securities - Assets	$4,838,033,709	$—	$—	$4,838,033,709

Financial Derivative Instruments - Assets
Futures Contracts	$17,806,149	$—	$—	$17,806,149

Total Financial Derivative Instruments - Assets	$17,806,149	$—	$—	$17,806,149

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2024 (Unaudited)

Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2024 (Unaudited)

are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2024 (Unaudited)

valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.